N-CSR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06153

Integrity Managed Portfolios

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31

Date of reporting period: July 31, 2012

Item 1. REPORTS TO STOCKHOLDERS.

[Logo]

INTEGRITY MANAGED PORTFOLIOS

Kansas Municipal Fund
Kansas Insured Intermediate Fund
Maine Municipal Fund
Nebraska Municipal Fund
New Hampshire Municipal Fund
Oklahoma Municipal Fund

Annual Report
July 31, 2012

Investment Adviser Viking Fund Management, LLC PO Box 500 Minot, ND 58702	Principal Underwriter Integrity Funds Distributor, LLC* PO Box 500 Minot, ND 58702
Transfer Agent Integrity Fund Services, LLC PO Box 759 Minot, ND 58702	Custodian Wells Fargo Bank, N.A. Trust & Custody Solutions 801 Nicollet Mall, Suite 700 Minneapolis, MN 55479
Independent Registered Public Accounting Firm Cohen Fund Audit Services, Ltd. 800 Westpoint Pkwy., Suite 1100 Westlake, OH 44145-1524

*The Funds are distributed through Integrity Funds Distributor, LLC. Member FINRA

DEAR SHAREHOLDERS:

Enclosed is the report of the operations for the Kansas Municipal Fund, Kansas Insured Intermediate Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Maine Municipal Fund, and New Hampshire Municipal Fund (each a "Fund", and collectively the "Funds") for the year ended July 31, 2012. The Funds' portfolios and related financial statements are presented within for your review.

In the U.S., strong corporate earnings have enabled the equity markets to withstand much of the downward pressures coming from weakening job creation, slower economic growth and political uncertainty. The Federal Reserve remains committed to low interest rates but has refrained from predicting another program of quantitative easing unless economic growth were to weaken significantly or the threat of recession appears on the horizon.

As many municipal bond buyers have remained on the sidelines in anticipation of rising interest rates, there is little doubt that this is an extraordinarily challenging period for investors in municipals. Yields have continued to decline and credit spreads have continued to tighten as yields on Treasuries have dropped sharply from already low levels. During the reporting period, domestic and global events affected the municipal bond market. Domestically, the Federal Reserve commitment to maintain an accommodative monetary policy stance with historically low interest rates supported the municipal market. The market was further supported by an extended period of low supply, thus reducing the availability of bonds to meet investor demand. In Europe, several countries struggled with financial challenges that resulted in a flight to quality benefiting the U.S. Treasury market as well as the municipal bond market.

As we prepare to enter the second half of the year, we feel the low interest rate environment will remain for some time. As uncertainty persists domestically and abroad, flight to safety seems to remain an investor's security blanket. It is likely there will be no significant economic policy changes domestically prior to the November elections. We feel municipal bonds continue to be an attractive asset class among fixed income securities and will continue to follow our discipline of investing to maximize income while seeking value in the municipal market.

The Funds use a disciplined strategy to maximize tax-exempt income for our shareholders by seeking high quality, higher coupon securities. By employing a buy and hold strategy and investing in securities we believe will provide relative value in the market, as interest rates fluctuate, the portfolio becomes diversified with a broad range of securities. This diversification helps mitigate interest and credit risk. Our value-oriented philosophy of investing for income led us to favor high quality, high coupon, longer term bonds during the period. This buy and hold strategy can help us achieve high, current, tax-free income for shareholders.

The Kansas Municipal Fund began the period at $10.64 per share and ended the period at $11.12 per share for a total return of 8.07%*. This compares to the Barclays Capital Municipal Bond Index's return of 10.50%. A primary function of the Fund is to search the primary and secondary markets for high quality issues for the portfolio. Some recent purchases during the period include: Kansas Power Pool Electric Rev, 5.00% coupon, due 2031; Kansas State Athletic Rev, 5.00% coupon, due 2032 and; Olathe Medical Center, 4.00% coupon, due 2030.

The Kansas Insured Intermediate Fund began the period at $11.22 per share and ended the period at $11.74 per share for a total return of 7.44%*. This compares to the Barclays Capital Municipal 7-Year Bond Index's return of 7.96%. A primary function of the Fund is to search the primary and secondary markets for high quality issues for the portfolio. Some recent purchases during the period include: Wichita Water & Sewer, 4.00% coupon, due 2018; Junction City General Obligation, 4.10% coupon, due 2020 and; Butler County Public Building, 4.50% coupon, due 2021.

The Nebraska Municipal Fund began the period at $10.20 per share and ended the period at $10.69 per share for a total return of 8.23%*. This compares to the Barclays Capital Municipal Bond Index's return of 10.50%. A primary function of the Fund is to search the primary and secondary markets for high quality issues for the portfolio. Some recent purchases during the period include: Central Plains Energy Project, 5.00% coupon, due 2027; Omaha Special Tax Rev., 5.00% coupon, due 2027 and; Omaha Sanitation & Sewer Rev., 4.25% coupon, due 2038.

The Oklahoma Municipal Fund began the period at $11.24 per share and ended the period at $11.93 per share for a total return of 9.30%*. This compares to the Barclays Capital Municipal Bond Index's return of 10.50%. A primary function of the Fund is to search the primary and secondary markets for high quality issues for the portfolio. Some recent purchases during the period include: Sallisaw Municipal Authority Rev., 4.00% coupon, due 2035; Sapulpa Municipal Authority Rev., 4.25% coupon, due 2037 and; Tulsa Parking Authority, 4.00% coupon, due 2025.

The Maine Municipal Fund began the period at $10.77 per share and ended the period at $11.36 per share for a total return of 8.79%*. This compares to the Barclays Capital Municipal Bond Index's return of 10.50%. A primary function of the Fund is to search the primary and secondary markets for high quality issues for the portfolio. Some recent purchases during the period include: Falmouth General Obligation, 4.25% coupon, due 2031; Maine Health & Higher Ed., 5.00% coupon, due 2039 and; Maine Housing Authority, 4.00% coupon, due 2025.

The New Hampshire Municipal Fund began the period at $10.66 per share and ended the period at $11.07 per share for a total return of 7.04%*. This compares to the Barclays Capital Municipal Bond Index's return of 10.50%. A primary function of the Fund is to search the primary and secondary markets for high quality issues for the portfolio. Some recent purchases during the period include: Dover General Obligation, 4.00% coupon, due 2028; Merrimack County General Obligation, 4.50% coupon, due 2026 and; Southern New Hampshire University, 5.00% coupon, due 2017.

Income exempt from federal income tax and each Fund's respective state tax (interest and dividend tax with respect to New Hampshire) with preservation of capital remains the primary objective of the Funds.

If you would like more frequent updates, please visit the Funds' website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Monte Avery

Senior Portfolio Manager

The views expressed are those of Monte Avery, Senior Portfolio Manager with Viking Fund Management, LLC ("Viking Fund Management", "VFM", or the "Adviser"). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance. For Kansas Municipal Fund, Kansas Insured Intermediate Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Maine Municipal Fund, and New Hampshire Municipal Fund, the total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.19%, 1.03%, 1.21%, 1.21%, 1.30%, and 1.79%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 1.07%, 0.75%, 1.07%, 1.07%, 1.07%, and 1.07%, respectively.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider each Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and therefore the value of bond funds decline as interest rates rise. Because each Fund invests in securities of a single state, the Funds are more susceptible to factors adversely impacting the respective state than a municipal bond fund that does not concentrate its securities in a single state.

For investors subject to the alternative minimum tax, a portion of the each Fund's dividends may be taxable. Distributions of capital gains are generally taxable.

KANSAS MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	Kansas Municipal Fund without Sales Charge	Kansas Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/31/02	$10,000	$9,624	$10,000
7/31/03	$9,925	$9,552	$10,359
7/30/04	$10,095	$9,716	$10,958
7/29/05	$10,117	$9,737	$11,656
7/31/06	$10,561	$10,164	$11,954
7/31/07	$10,884	$10,475	$12,463
7/31/08	$11,199	$10,778	$12,818
7/31/09	$11,654	$11,216	$13,472
7/30/10	$12,367	$11,902	$14,706
7/29/11	$12,740	$12,261	$15,182
7/31/12	$13,768	$13,251	$16,777

Average Annual Total Returns for the periods ended July 31, 2012

	1 year	3 year	5 year	10 year	Since Inception (November 15, 1990)
Without sales charge	8.07%	5.71%	4.82%	3.25%	4.60%
With sales charge (4.25%)	4.06%	4.37%	4.02%	2.86%	4.41%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

KANSAS INSURED INTERMEDIATE FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Seven-Year Maturity Bond Index

	Kansas Insured Intermediate Fund without Sales Charge	Kansas Insured Intermediate Fund with Maximum Sales Charge	Barclays Capital Municipal Seven-Year Maturity Bond Index
7/31/02	$10,000	$9,722	$10,000
7/31/03	$10,126	$9,845	$10,385
7/30/04	$10,360	$10,073	$10,858
7/29/05	$10,283	$9,998	$11,287
7/31/06	$10,701	$10,404	$11,530
7/31/07	$11,058	$10,752	$11,984
7/31/08	$11,569	$11,248	$12,682
7/31/09	$12,173	$11,835	$13,698
7/30/10	$12,813	$12,457	$14,741
7/29/11	$13,117	$12,753	$15,397
7/31/12	$14,093	$13,702	$16,624

Average Annual Total Returns for the periods ended July 31, 2012

	1 year	3 year	5 year	10 year	Since Inception (November 23, 1992)
Without sales charge	7.44%	5.00%	4.97%	3.49%	4.14%
With sales charge (2.75%)	4.46%	4.04%	4.38%	3.20%	4.00%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

NEBRASKA MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	Nebraska Municipal Fund without Sales Charge	Nebraska Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/31/02	$10,000	$9,621	$10,000
7/31/03	$9,919	$9,543	$10,359
7/30/04	$10,275	$9,886	$10,958
7/29/05	$10,256	$9,867	$11,656
7/31/06	$10,759	$10,351	$11,954
7/31/07	$11,099	$10,678	$12,463
7/31/08	$11,408	$10,976	$12,818
7/31/09	$11,831	$11,383	$13,472
7/30/10	$12,498	$12,024	$14,706
7/29/11	$12,909	$12,420	$15,182
7/31/12	$13,972	$13,442	$16,777

Average Annual Total Returns for the periods ended July 31, 2012

	1 year	3 year	5 year	10 year	Since Inception (November 17, 1993)
Without sales charge	8.23%	5.70%	4.71%	3.40%	4.05%
With sales charge (4.25%)	4.15%	4.36%	3.92%	3.00%	3.84%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

OKLAHOMA MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	Oklahoma Municipal Fund without Sales Charge	Oklahoma Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/31/02	$10,000	$9,625	$10,000
7/31/03	$10,028	$9,651	$10,359
7/30/04	$10,396	$10,005	$10,958
7/29/05	$10,709	$10,307	$11,656
7/31/06	$11,179	$10,760	$11,954
7/31/07	$11,526	$11,094	$12,463
7/31/08	$11,642	$11,205	$12,818
7/31/09	$12,141	$11,685	$13,472
7/30/10	$13,065	$12,575	$14,706
7/29/11	$13,607	$13,097	$15,182
7/31/12	$14,873	$14,315	$16,777

Average Annual Total Returns for the periods ended July 31, 2012

	1 year	3 year	5 year	10 year	Since Inception (September 25, 1996)
Without sales charge	9.30%	7.00%	5.23%	4.05%	4.50%
With sales charge (4.25%)	5.18%	5.65%	4.43%	3.65%	4.25%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

MAINE MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	Maine Municipal Fund without Sales Charge	Maine Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/31/02	$10,000	$9,624	$10,000
7/31/03	$10,223	$9,838	$10,359
7/30/04	$10,627	$10,227	$10,958
7/29/05	$10,548	$10,151	$11,656
7/31/06	$10,983	$10,569	$11,954
7/31/07	$11,300	$10,875	$12,463
7/31/08	$11,687	$11,247	$12,818
7/31/09	$12,297	$11,835	$13,472
7/30/10	$12,973	$12,484	$14,706
7/29/11	$13,296	$12,796	$15,182
7/31/12	$14,465	$13,921	$16,777

Average Annual Total Returns for the periods ended July 31, 2012

	1 year	3 year	5 year	10 year	Since Inception (December 5, 1991)
Without sales charge	8.79%	5.56%	5.06%	3.76%	4.92%
With sales charge (4.25%)	4.71%	4.24%	4.26%	3.36%	4.72%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

NEW HAMPSHIRE MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	New Hampshire Municipal Fund without Sales Charge	New Hampshire Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/31/02	$10,000	$9,628	$10,000
7/31/03	$10,234	$9,854	$10,359
7/30/04	$10,719	$10,320	$10,958
7/29/05	$10,525	$10,134	$11,656
7/31/06	$10,921	$10,515	$11,954
7/31/07	$11,251	$10,833	$12,463
7/31/08	$11,669	$11,236	$12,818
7/31/09	$12,211	$11,757	$13,472
7/30/10	$12,867	$12,389	$14,706
7/29/11	$13,207	$12,716	$15,182
7/31/12	$14,137	$13,612	$16,777

Average Annual Total Returns for the periods ended July 31, 2012

	1 year	3 year	5 year	10 year	Since Inception (December 31, 1992)
Without sales charge	7.04%	5.00%	4.67%	3.52%	4.53%
With sales charge (4.25%)	2.99%	3.67%	3.87%	3.13%	4.32%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

KANSAS MUNICIPAL FUND

PORTFOLIO MARKET SECTORS July 31, 2012

General Obligation	23.6%
Health Care	23.3%
Utilities	19.8%
Other Revenue	18.2%
Transportation	5.8%
Education	5.5%
Cash Equivalents and Other	3.6%
Housing	0.2%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 31, 2012

	Principal Amount	Fair Value
MUNICIPAL BONDS (96.4%)

Education (5.5%)
Hutchinson KS Cmnty College 5.000% 10/01/25	$350,000	$366,628
Hutchinson KS Cmnty College 5.250% 10/01/30	300,000	312,057
Hutchinson KS Cmnty College 5.250% 10/01/33	450,000	467,239
KS Dev Fin Auth Sales Tax Rev K-St-Olathe Innovation-L1 5.000% 09/01/39	200,000	222,504
KS Dev Fin Auth Rev (Univ KS Research Cent) 5.000% 02/01/26	500,000	542,250
Washburn Univ Topeka KS Bldg Ref Rev (Living Learning Ctr Proj) 5.000% 07/01/19	700,000	729,351
		2,640,029
General Obligation (23.6%)
Cowley Cnty KS USD #465 (Winfield) 5.250% 10/01/14	240,000	256,087
Cowley Cnty KS USD #465 (Winfield) 5.250% 10/01/14	10,000	10,329
Dickinson Cnty KS USD #473 5.000% 09/01/27	325,000	384,004
Douglas Cnty KS Sales Tax Ref 5.000% 08/01/19	1,000,000	1,049,580
Douglas Cnty KS USD #491 Eudora 5.125% 09/01/29	250,000	284,932
Harvey Cnty KS USD #373 (Newton) 5.000% 09/01/23	200,000	230,606
Harvey Cnty KS USD #373 (Newton) 5.000% 09/01/25	1,000,000	1,139,180
*Johnson Cnty KS USD #231 Gardner-Edgerton 5.000% 10/01/24	1,135,000	1,192,839
Johnson Cnty KS USD #232 (Desoto) 5.250% 09/01/23	500,000	549,015
Junction City KS Ref & Impt 5.000% 09/01/25	250,000	268,700
Junction City KS Unlimited GO 4.100% 09/01/20	100,000	114,321
Junction City KS Unlimited GO 4.250% 09/01/21	100,000	114,208
Junction City KS Unlimited GO 4.400% 09/01/22	100,000	114,907
*Leavenworth Cnty KS USD #453 GO Impt & Ref 5.125% 03/01/29	1,000,000	1,160,890
Manhattan KS GO 5.000% 11/01/28	130,000	150,914
Montgomery Cnty KS USD #446 5.000% 09/01/33	250,000	275,560
Newton KS Unlimited GO 4.750% 09/01/29	435,000	498,897
Park City KS 6.000% 12/01/29	500,000	609,700
Park City KS GO Ref & Impr 5.375% 12/01/25	250,000	280,587
Salina KS GO 4.625% 10/01/27	200,000	221,682
Sedgwick Cnty KS USD #262 5.000% 09/01/28	500,000	570,245
Seward Cnty KS Unlimited GO Hosp Ref & Impt 5.000% 08/01/40	500,000	556,735
Shawnee Cnty KS GO 5.000% 09/01/16	655,000	742,718
Wyandotte Cnty KS GO 5.000% 08/01/27	500,000	562,410
		11,339,046
Health Care (23.3%)
KS Dev Fin Auth Lease Rev Univ KS Tenant 5.000% 06/15/39	1,000,000	1,099,290
KS Dev Fin Auth Rev Adventist Health 5.150% 11/15/23	250,000	286,950
KS Dev Fin Auth Rev Adventist Health 5.250% 11/15/24	250,000	286,990
KS Dev Fin Auth Rev Adventist Health 5.500% 11/15/29	100,000	117,539
KS Dev Fin Auth Rev Adventist Health 5.750% 11/15/34	250,000	264,515
KS Dev Fin Auth Rev Sisters Leavenworth-Ser A 5.000% 01/01/40	500,000	545,390
KS Dev Fin Auth Health Fac Rev Hays Med Ctr 5.000% 11/15/22	500,000	535,880
KS Dev Fin Auth Stormont-Vail Healthcare 5.125% 11/15/32	410,000	439,897
KS Dev Fin Auth Stormont-Vail Healthcare 5.125% 11/15/36	500,000	535,580
KS Dev Fin Auth Health Fac Rev Hays Med Ctr 5.000% 05/15/25	250,000	271,037
KS Dev Fin Auth Health Fac Rev Hays Med Ctr 5.000% 05/15/35	1,000,000	1,076,760
KS Devl Fin Auth (Univ of KS Hosp Auth) 5.000% 03/01/28	755,000	819,832
Lawrence KS (Mem Hosp) Rev 5.125% 07/01/26	500,000	532,445
Lawrence KS (Mem Hosp) Rev 5.125% 07/01/36	300,000	315,369
Lincoln Cnty KS Pub Bldg (Lincoln Cnty Hosp) 5.500% 03/01/35	500,000	567,080
Manhattan KS Hosp Rev Mercy Health Ctr 5.500% 08/15/20	250,000	250,085
Manhattan KS (Mercy Health Ctr) Hosp Rev 5.200% 08/15/26	250,000	250,100
Olathe KS Health Fac Rev (Med Ctr) 5.000% 09/01/29	500,000	536,920
Olathe KS (Med Ctr) Health 5.000% 09/01/30	250,000	272,763
Olathe KS Hlth Facs Rev Olathe Med Ctr - Ser A 4.000% 09/01/28	250,000	260,338
Olathe KS Hlth Facs Rev Olathe Med Cntr - Ser A 4.000% 09/01/30	445,000	458,497
Sedgwick Cnty KS Health Care Rev (Catholic Care Ctr) 5.000% 08/01/25	1,000,000	1,046,720
Univ KS Hosp Auth 5.000% 09/01/26	100,000	107,089
Wichita KS (Via Christi Health Sys) Rev 5.000% 11/15/29	300,000	337,170
		11,214,236
Housing (0.2%)
Kansas City KS Mtg Rev Rev 5.900% 11/01/27	100,000	100,119

Other Revenue (18.2%)
Coffeyville KS Pub Bldg (Coffeyville Med Ctr) Rev 5.000% 08/01/22	250,000	250,000
Dodge City KS Sales Tax Rev 5.250% 06/01/31	1,000,000	1,147,450
KS Dev Fin Auth Lease Rev (Juvenile Justice) 5.250% 05/01/13	570,000	570,787
KS Dev Fin Auth Rev KS Projs-Ser B 4.125% 05/01/31	500,000	538,885
KS DFA K-State Athletics Rev 5.000% 07/01/32	250,000	276,482
KS Dev Fin Auth (KS St Proj) Rev Unrefunded 5.000% 10/01/17	10,000	10,015
*KS Dev Fin Auth Rev (KS St Proj) 5.000% 05/01/26	1,335,000	1,433,149
KS Dev Fin Auth Rev St of KS Proj 5.000% 11/01/34	500,000	562,700
KS Dev Fin Auth Rev (Dept Admin) 5.000% 11/01/25	250,000	277,573
KS Dev Fin Auth Rev (KS St Proj) 5.250% 11/01/25	250,000	287,298
KS Dev Fin Auth Rev (Athletic Facs Univ of KS) 5.000% 06/01/33	250,000	263,345
KS Dev Fin Auth Rev (KS St Proj) 5.000% 05/01/35	250,000	278,998
Lincoln Cnty KS Pub Bldg (Lincoln Cnty Hosp) 5.000% 03/01/28	125,000	143,995
Manhattan KS Sales Tax Rev Downtown Redev 5.250% 12/01/26	175,000	192,232
Manhattan KS Sales Oblig Rev North Proj Area - Downtown A 5.000% 12/01/26	500,000	546,450
Manhattan KS Sales Tax Rev 4.500% 12/01/25	500,000	561,180
*Manhattan KS Sales Tax Rev 5.000% 12/01/32	1,000,000	1,135,130
Topeka KS Pub Bldg Commn Lease Rev Social & Rehab Proj 5.000% 06/01/22	255,000	298,875
		8,774,544
Transportation (5.8%)
KS Dept Transn Hwy Rev 5.000% 03/01/23	250,000	263,573
KS Dev Fin Auth Rev (Road Revolving Fund) 4.625% 10/01/26	250,000	283,975
KS Tpk Auth Rev 5.250% 09/01/21	500,000	506,585
KS Tpk Auth Rev 5.000% 09/01/24	330,000	330,970
KS Tpk Auth Rev 5.000% 09/01/25	750,000	752,205
Overland Park KS Trans Dev Dist Sales Tax Rev Oak Park Mall 5.200% 04/01/20	430,000	479,764
PR Comwlth Hwy & Transn Auth Hwy Rev 4.950% 07/01/26	145,000	157,515
		2,774,587
Utilities (19.8%)
*Burlington KS PCR (Gas & Elec) 5.300% 06/01/31	1,000,000	1,036,510
Burlington KS PCR (Gas & Elec) 4.850% 06/01/31	250,000	260,445
Kansas Power Pool Elec Util Rev 4.500% 12/01/28	500,000	514,920
Kansas Power Pool Elec Util Rev 5.000% 12/01/31	750,000	799,733
KS Dev Fin Auth (Wtr Pollution Control) Rev 5.250% 11/01/22	1,000,000	1,012,510
KS Dev Fin Auth (Wtr Pollution Control) 5.000% 11/01/23	1,000,000	1,011,960
KS Dev Fin Auth Rev (Wtr Pollution) 5.000% 11/01/28	250,000	258,488
*PR Elec Pwr Auth Pwr Rev 5.250% 07/01/26	750,000	815,430
Wamego KS PCR (KS Gas & Elec Proj) 5.300% 06/01/31	750,000	771,713
Wichita KS Wtr & Swr Util Rev 5.250% 10/01/18	1,465,000	1,547,816
Wichita KS Wtr & Swr Util Rev 5.000% 10/01/28	500,000	527,840
Wichita KS Wtr & Swr Rev 5.000% 10/01/23	100,000	113,823
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/29	500,000	585,490
Wyandotte Cnty KS Util Rev 5.000% 09/01/36	250,000	279,557
		9,536,235

TOTAL MUNICIPAL BONDS (COST: $43,165,173)		$46,378,796

SHORT-TERM SECURITIES (2.4%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market Fund 0.010% (COST: $1,137,287)	1,137,287	$1,137,287

TOTAL INVESTMENTS IN SECURITIES (COST: $44,302,460) (98.8%)		$47,516,083
OTHER ASSETS LESS LIABILITIES (1.2%)		577,232

NET ASSETS (100.0%)		$48,093,315

* Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
^ Variable rate security; rate shown represents rate as of July 31, 2012.

The accompanying notes are an integral part of these financial statements.

KANSAS INSURED INTERMEDIATE FUND

PORTFOLIO MARKET SECTORS July 31, 2012

General Obligation	67.8%
Other Revenue	13.3%
Utilities	7.2%
Cash Equivalents and Other	3.9%
Education	2.9%
Health Care	2.4%
Transportation	1.4%
Housing	1.1%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 31, 2012

	Principal Amount	Fair Value
MUNICIPAL BONDS (96.1%)

Education (2.9%)
Johnson Cnty KS Cmnty College Student Commons & Pkg 5.000% 11/15/19	$235,000	$237,418
KS Dev Fin Auth Rev (KS St Proj) 4.375% 11/01/18	100,000	116,144
Washburn Univ Topeka KS Bldg Ref Rev (Living Learning Ctr Proj) 5.000% 07/01/19	255,000	265,692
		619,254
General Obligation (67.8%)
*Butler Cnty KS USD #402 5.250% 09/01/21	560,000	657,020
*Butler Cnty KS USD #385 5.000% 09/01/18	500,000	597,795
Butler Cnty KS USD #394 5.000% 09/01/23	175,000	192,337
Cowley Cnty KS USD #470 5.500% 09/01/21	100,000	119,244
Cowley Cnty KS USD #470 4.750% 09/01/23	100,000	114,273
Cowley Cnty KS USD #470 4.750% 09/01/27	490,000	547,570
Cowley Cnty KS USD #465 (Winfield) 5.250% 10/01/14	135,000	144,049
Dickinson Cnty KS USD #473 4.500% 09/01/22	215,000	252,158
Dickinson Cnty KS USD #473 4.400% 09/01/29	100,000	111,260
Dodge KS Sch Dist #443 4.000% 09/01/16	120,000	131,252
Douglas Cnty KS USD #491 Eudora 5.500% 09/01/24	250,000	292,880
Douglas Cnty KS USD #491 Eudora 5.000% 09/01/23	375,000	437,419
Douglas Cnty KS USD #491 Eudora 4.000% 09/01/22	250,000	278,798
*Ford Cnty KS Sales Tax - Ser A 4.500% 09/01/24	500,000	549,025
Franklin Cnty KS USD# 290 4.000% 09/01/16	100,000	106,017
Geary Cnty KS USD #475 4.500% 09/01/23	650,000	695,955
Harvey Cnty KS USD #373 (Newton) 4.000% 09/01/18	250,000	285,475
Johnson Cnty KS USD #232 (Desoto) 5.000% 09/01/15	100,000	114,111
Johnson Cnty KS USD #233 4.000% 09/01/18	150,000	174,840
Junction City KS Unlimited GO 3.500% 09/01/16	120,000	133,046
*Junction City KS Unlimited GO 4.100% 09/01/20	650,000	743,087
Junction City KS Unlimited GO 4.500% 09/01/23	100,000	113,618
Junction City KS Unlimited GO 3.000% 09/01/16	315,000	339,239
Leavenworth Cnty KS USD #449 3.330% 09/01/28	250,000	267,085
Leavenworth Cnty KS USD #453 GO Impt & Ref 5.250% 03/01/24	200,000	237,456
Leavenworth Cnty KS USD #453 4.750% 09/01/25	300,000	344,661
Wichita Cnty KS USD #467 (Leoti) 5.000% 10/01/18	100,000	120,786
Miami Cnty USD #416 Louisburg 5.000% 09/01/20	275,000	304,807
Montgomery Cnty KS USD #446 4.000% 09/01/19	150,000	167,354
Neosho Cnty KS USD #413 5.000% 09/01/20	345,000	376,982
Newton, KS Unlimited GO 5.000% 09/01/21	100,000	121,993
Olathe KS GO 4.000% 10/01/19	100,000	110,790
Park City KS 5.100% 12/01/20	200,000	241,072
Park City KS 5.500% 12/01/24	100,000	120,876
PR Comwlth Pub Impt 5.500% 07/01/19	100,000	115,780
PR Comwlth Pub Impt 5.250% 07/01/20	140,000	159,702
PR Comwlth Pub Impt Ref 5.500% 07/01/18	200,000	231,278
PR Comwlth Pub Impt Ref 5.500% 07/01/20	250,000	280,043
Sedgwick Cnty KS USD #261 5.000% 11/01/21	250,000	282,067
Sedgwick Cnty KS USD #262 5.000% 09/01/24	250,000	289,375
Sedgwick Cnty KS USD #262 5.000% 09/01/18	100,000	122,547
*Sedgwick Cnty KS USD #265 (Goddard) 4.250% 10/01/20	750,000	843,540
Sedgwick Cnty KS USD #265 (Goddard) 4.500% 10/01/26	250,000	280,347
Sedgwick Cnty KS USD #266 Maize Sch 5.250% 09/01/19	515,000	625,215
Sedgwick Cnty KS USD #266 Maize Sch 5.250% 09/01/20	360,000	430,175
Wichita KS GO 4.500% 09/01/22	150,000	168,834
Wichita KS GO 4.750% 09/01/27	180,000	204,071
Wyandotte Cnty KS Gov Unltd GO 5.000% 08/01/19	150,000	169,494
Wyandotte Cnty KS GO 5.000% 08/01/25	250,000	284,748
Wyandotte Cnty KS USD # 202 5.250% 09/01/18	100,000	121,291
Wyandotte Cnty KS USD #500 GO 5.250% 09/01/13	250,000	263,770
		14,416,607
Health Care (2.4%)
Manhattan KS Hosp Rev Mercy Health Ctr 5.500% 08/15/20	500,000	500,170

Housing (1.1%)
KS Dev Fin Auth Rev (Sec. 8) Rev Ref. 6.400% 01/01/24	235,000	235,710

Other Revenue (13.3%)
Butler Cnty KS Pub Bldg Impt Rev 4.500% 10/1/21	160,000	170,886
Dodge City KS Sales Tax Rev 5.000% 06/01/21	310,000	365,921
Dodge City KS Sales Tax Rev 4.400% 06/01/25	350,000	394,919
Dodge City KS Sales Tax Rev 4.500% 06/01/28	100,000	110,382
KS Dev Fin Auth KS Proj 5.250% 10/01/22	100,000	100,721
KS Dev Fin Auth (KS St Proj) Rev Unrefunded 5.000% 10/01/17	10,000	10,015
KS Dev Fin Auth Rev (KS St Proj) 4.100% 05/01/19	250,000	273,820
KS Dev Fin Auth (KS St Proj) Rev Unrefunded 4.500% 11/01/17	125,000	145,730
KS Dev Fin Auth Rev (KS St Proj) 5.250% 11/01/25	100,000	114,919
Lincoln Cnty KS Pub Bldg (Lincoln Cnty Hosp) 5.000% 03/01/28	125,000	143,995
*Neosho Cnty KS Sales Tax Rev 4.000% 10/01/23	500,000	553,580
Sumner Cnty KS Sales Tax Rev 5.000% 10/01/14	400,000	439,376
		2,824,264
Transportation (1.4%)
KS Tpk Auth Rev 4.875% 09/01/27	100,000	100,378
KS Tpk Auth Rev 5.000% 09/01/24	200,000	200,588
		300,966
Utilities (7.2%)
PR Elec Pwr Auth Pwr Rev 5.000% 07/01/16	155,000	174,115
PR Elec Pwr Auth Pwr Rev 5.250% 07/01/25	250,000	283,365
Wichita KS Wtr & Swr Rev 5.000% 10/01/17	245,000	288,946
Wichita KS Wtr & Swr Rev 5.000% 10/01/23	200,000	227,646
Wichita KS Wtr & Swr Rev 4.000% 10/01/18	200,000	227,126
Wyandotte Cnty KS Util Rev 5.000% 09/01/27	100,000	105,930
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/24	200,000	233,506
		1,540,634

TOTAL MUNICIPAL BONDS (COST: $19,067,750)		$20,437,605

SHORT-TERM SECURITIES (2.6%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market Fund 0.010% (COST: $552,756)	552,756	$552,756

TOTAL INVESTMENTS IN SECURITIES (COST: $19,620,506) (98.7%)		$20,990,361
OTHER ASSETS LESS LIABILITIES (1.3%)		271,812

NET ASSETS (100.0%)		$21,262,173

* Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
^ Variable rate security; rate shown represents rate as of July 31, 2012.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND

PORTFOLIO MARKET SECTORS July 31, 2012

Utilities	32.7%
Education	23.5%
General Obligation	16.0%
Health Care	10.8%
Other Revenue	7.7%
Cash Equivalents and Other	5.5%
Housing	2.1%
Transportation	1.7%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 31, 2012

	Principal Amount	Fair Value
MUNICIPAL BONDS (94.5%)

Education (23.5%)
Douglas Cnty Ed Fac Rev Creighton Univ 5.500% 07/01/30	$350,000	$396,084
*Douglas Cnty Ed Fac Rev Creighton Univ 5.875% 07/01/40	1,500,000	1,722,165
Lincoln NE Ed & Fac Rev (Wesleyan Univ) 4.000% 04/01/32	1,000,000	1,028,240
NE St Colleges Student Fees (Wayne St College) 4.000% 07/01/30	200,000	208,860
Metropolitan Cmnty College South Omaha Bldg Proj 4.500% 03/01/26	1,000,000	1,068,030
NE Edl Fin Auth Rev Ref - Clarkson College Proj 5.050% 09/01/30	250,000	279,767
Polk Cnty Sch Dist #15 4.000% 12/15/31	400,000	413,736
Univ of NE Fac Corp Deferred Maintenance 5.000% 07/15/20	500,000	569,845
Univ of NE Univ Rev Kearney Student Fees & Facs 5.000% 07/01/35	600,000	648,318
Univ of NE Brd of Regt Student Facs 5.000% 05/15/32	250,000	278,302
Univ of NE Brd of Regt (Health & Rec Proj) 5.000% 05/15/33	600,000	671,244
Univ of NE Rev Lincoln Student Fee 4.000% 07/01/24	250,000	276,815
Univ of NE Omaha Student Hsg Proj 4.500% 05/15/30	250,000	280,750
Univ of NE Omaha Student Hsg Proj 5.000% 05/15/35	275,000	311,195
Univ of NE (Univ of NE - Lincoln Student Fees) Rev 5.125% 07/01/32	250,000	255,285
Univ of NE (Univ of NE - Lincoln Student Fees) Rev 5.000% 07/01/42	1,000,000	1,152,420
Univ of NE Rev Lincoln Student Facs 5.000% 07/01/28	250,000	263,755
Univ of NE Lincoln Student Facs 5.000% 7/1/38	250,000	292,392
*Univ of PR 5.000% 06/01/17	650,000	692,815
		10,810,018
General Obligation (16.0%)
Douglas Cnty NE Sch Dist #59 4.550% 12/15/32	635,000	636,683
Douglas Cnty Sch Dist #59 Bennington Pub Schools 4.000% 12/15/28	250,000	257,087
Hall Cnty NE Ref GO 4.000% 12/15/29	250,000	268,155
Hall Cnty NE Sch Dist #2 Grand Island 5.000% 12/15/23	500,000	577,895
Knox Cnty Sch Dist #0583 Verdigre Schools 4.500% 12/15/29	250,000	261,767
Lancaster Cnty Sch Dist #160 Norris Schools 4.250% 12/15/25	400,000	413,548
Lincoln-Lancaster Cnty Neb Pub Bldg Lease Rev 4.000% 10/15/30	100,000	107,194
Madison Cnty Sch Dist #2 (Norfolk) 5.000% 12/15/25	1,545,000	1,672,648
Omaha NE Various Purpose 5.000% 05/01/22	250,000	255,190
Omaha NE Various Purpose 4.250% 10/15/26	500,000	541,895
Omaha NE Unlimited GO 5.000% 10/15/25	250,000	299,925
Sarpy Cnty Sch Dist #27 Papillion-LA Vista GO 5.000% 12/01/28	250,000	285,392
PR Comwlth Pub Impt 5.500% 07/01/21	500,000	564,075
Ralston NE Arena GO 4.500% 09/15/31	500,000	521,610
Saunders Cnty NE GO 5.000% 11/01/30	250,000	250,388
Scotts Bluff Cnty NE Sch Dist #32 GO Bldg Bonds 4.300% 12/15/29	440,000	458,264
		7,371,716
Health Care (10.8%)
Adams Cnty NE Hosp Auth #1 Hosp Rev (Mary Lanning Mem Hosp) 5.300% 12/15/18	250,000	250,543
Adams Cnty NE Hosp Auth #1 Hosp Rev (Mary Lanning Mem Hosp) 5.250% 12/15/33	250,000	271,253
Douglas Cnty NE Hosp Auth #001 (Alegent Hlth - Immanuel Med Ctr) Rev 5.250% 09/01/21	250,000	250,068
Douglas Cnty NE Hosp Auth #002 (NE Med Ctr) 5.000% 11/15/16	250,000	282,825
Douglas Cnty NE Hosp Auth #002 Immanuel Group 5.500% 01/01/30	500,000	564,630
Douglas Cnty NE Hosp Methodist Health 5.500% 11/01/38	795,000	836,730
Douglas Cnty NE Hosp Methodist Health 5.500% 11/01/38	415,000	455,770
*Lancaster Cnty NE Hosp Auth #1 (BryanLGH Med Ctr Proj) 4.750% 06/01/21	1,000,000	1,056,050
NE Invmt Fin Auth (Great Plains Regl Med Ctr) Rev 5.450% 11/15/22	750,000	750,548
NE Elem & Secondary Sch Auth Ed Facs Rev 4.750% 09/01/28	250,000	276,853
		4,995,270
Housing (2.1%)
Lancaster Cnty NE Hosp Auth #1 Immanuel Oblig Group 5.500% 01/01/30	250,000	276,808
NE Invmt Fin Auth Multifamily Hsg Rev 6.200% 06/01/28	135,000	135,558
Sarpy Cnty NE Hosp Auth #1 Immanuel Oblig Group 5.500% 01/01/30	500,000	553,955
		966,321
Other Revenue (7.7%)
Lincoln NE West Haymarket Joint Pub Agy GO Fac 5.000% 12/15/42	750,000	855,938
Omaha Convention Hotel Corp 5.000% 02/01/35	500,000	533,225
Omaha Pub Fac Corp Lease Rev Omaha Tech & Forestry Equip 4.000% 11/15/31	115,000	121,337
Omaha NE Special Tax Rev 5.000% 02/01/27	1,000,000	1,208,810
Omaha NE Special Tax Rev 4.000% 02/01/32	500,000	537,205
PR Sales Tax Fin Corp Sales Tax Rev First Sub-Ser A 5.000% 08/01/24	250,000	281,523
		3,538,038
Transportation (1.7%)
Lincoln NE Pkg Rev 5.500% 08/15/31	500,000	600,105
PR Comwlth Hwy & Transn Auth Hwy Rev 4.950% 07/01/26	150,000	162,947
		763,052
Utilities (32.7%)
Central Plains Energy Project 5.000% 9/01/27	1,000,000	1,064,670
Central Plains Energy Proj Rev 5.250% 9/1/37	500,000	530,075
Central Plains Energy Proj Rev 5.000% 9/1/42	500,000	512,320
NE Cornhusker Pub Pwr Dist Elec Sys Rev Ref 4.650% 07/01/29	250,000	261,060
NE Cornhusker Pub Pwr Dist Elec Sys Rev Ref 4.100% 07/01/30	250,000	260,893
Dawson NE Pub Pwr Elec Sys Rev 4.750% 12/01/32	250,000	254,087
*Lincoln NE Elec Syst Rev 5.000% 09/01/21	1,000,000	1,003,190
Lincoln NE Elec Syst Rev 5.000% 09/01/31	250,000	287,610
#Lincoln NE Elec Sys Rev 3.625% 9/1/37	1,000,000	1,002,840
Lincoln NE San Swr Rev 4.500% 06/15/29	250,000	269,445
Lincoln NE Wtr Rev 5.000% 08/15/22	575,000	576,064
Lincoln NE Wtr Rev 4.000% 08/15/25	250,000	281,385
Lincoln NE Wtr Rev 4.500% 08/15/34	250,000	276,760
Mun Energy Agy of NE Pwr Supply Rev 5.125% 04/01/24	195,000	227,286
Mun Energy Agy of NE Rev 5.000% 04/01/32	100,000	115,218
NE Pub Pwr Dist Rev 4.000% 01/01/31	250,000	268,947
Omaha NE Metropolitan Util Wtr Dist Rev 4.375% 12/01/26	400,000	431,404
Omaha Pub Pwr Rev Elec Rev 5.250% 02/01/23	250,000	289,150
Omaha Pub Pwr Rev 5.500% 02/01/33	100,000	113,319
Omaha NE Pub Pwr Elec Rev 5.000% 02/01/34	1,000,000	1,042,070
Omaha NE Pub Pwr Dist Elec Syst Rev 6.200% 02/01/17	650,000	747,857
Omaha Sanitation & Sewer 4.000% 11/15/31	250,000	271,025
Omaha NE Santn Swr Revenue Sys 4.250% 11/15/38	1,500,000	1,614,030
Omaha NE Pub Pwr Dist (Elec Rev) 4.750% 02/01/25	250,000	271,632
Omaha NE Pub Pwr Dist (Elec Rev) 4.300% 02/01/31	100,000	104,918
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/24	250,000	273,235
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/32	1,000,000	1,076,760
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/27	250,000	274,337
PR Elec Pwr Auth Pwr Rev 5.250% 07/01/25	250,000	283,365
Southern Pub Pwr Dist 5.000% 12/15/23	250,000	289,247
*Washington Cnty NE Wastewater Facs Rev (Cargill Proj) 4.850% 04/01/35	800,000	801,120
		15,075,319

TOTAL MUNICIPAL BONDS (COST: $40,968,566)		$43,519,734

SHORT-TERM SECURITIES (2.3%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market 0.010% (COST: $1,058,750)	1,058,750	$1,058,750

TOTAL INVESTMENTS IN SECURITIES (COST: $42,027,316) (96.8%)		$44,578,484
OTHER ASSETS LESS LIABILITIES (3.2%)		1,459,900

NET ASSETS (100.0%)		$46,038,384

* Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
^ Variable rate security; rate shown represents rate as of July 31, 2012.
# When-issued purchase as of July 31, 2012.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND

PORTFOLIO MARKET SECTORS July 31, 2012

Utilities	33.1%
Education	25.3%
Other Revenue	15.5%
Transportation	12.3%
General Obligation	5.5%
Cash Equivalents and Other	4.1%
Housing	2.9%
Health Care	1.3%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 31, 2012

	Principal Amount	Fair Value

MUNICIPAL BONDS (95.9%)

Education (25.3%)
McClain Cnty OK Econ Dev Auth Ed Lease Rev (Purcell Schs) 4.250% 09/01/20	$335,000	$353,847
OK Agric & Mech Colleges OK St Univ 5.000% 07/01/39	140,000	156,265
OK Agric & Mech Colleges Rev (OK St Univ) 4.500% 08/01/35	450,000	492,993
OK Agric & Mech Colleges Rev (OK St Univ) 4.400% 08/01/39	1,380,000	1,492,015
OK Agric & Mech Colleges Rev (OK St Univ) 4.375% 08/01/35	200,000	216,176
OK Cmnty College Student Fac Rev 4.375% 07/01/30	750,000	817,470
OK Colleges Brd of Regt (NE St Univ Ctr) Rev 5.100% 03/01/16	115,000	115,034
OK Colleges Brd of Regt (NE St Univ Ctr) Rev 5.150% 03/01/21	100,000	100,070
OK Dev Fin Auth Lease Rev Master St Higher Ed 4.400% 12/01/29	250,000	275,410
OK Dev Fin Auth (OK St Syst Higher Ed) 4.900% 12/01/22	200,000	203,090
OK Dev Fin Auth OK St Higher Ed (Master Lease) 4.500% 06/01/26	250,000	271,450
OK Dev Fin Auth (Seminole St College) 5.125% 12/01/27	150,000	152,812
OK Dev Fin Auth (Langston Univ Stadium) 5.000% 07/01/27	250,000	255,405
OK Cap Impt Auth (Higher Ed Proj) Rev 5.000% 07/01/22	500,000	546,770
OK Cap Impt Auth (Higher Ed Proj) 5.000% 07/01/24	250,000	271,937
*OK Cap Impt Auth (Higher Ed Proj) Rev 5.000% 07/01/30	1,000,000	1,083,260
Texas Cnty OK Dev Auth (OPSU Student Hsg) 5.250% 11/01/23	250,000	247,152
OK Colleges Brd of Regt (Research Fac) Rev 4.800% 03/01/28	670,000	679,045
OK Colleges Brd of Regt (Multi Facs) Rev 4.750% 06/01/29	250,000	259,105
OK Colleges Brd of Regt (Univ of OK) 4.125% 07/01/26	250,000	266,287
Brd of Regt (OK Univ Science Ctr) 5.000% 07/01/36	1,000,000	1,097,700
OK Colleges Brd of Regt Student Hsg Rev 5.000% 11/01/27	1,000,000	1,005,760
Univ of OK Student Hsg (Cameron Univ) Rev 5.500% 07/01/23	250,000	266,185
University of Oklahoma Rev 5.000% 7/01/2037	290,000	332,671
		10,957,909
General Obligation (5.5%)
Broken Arrow GO Series A 4.125% 08/01/31	180,000	199,006
Broken Arrow Untld GO 4.125% 08/01/31	250,000	277,447
Oklahoma City OK 4.250% 03/01/22	110,000	118,451
Oklahoma City OK 5.000% 03/01/27	400,000	457,832
OK Wtr Resources Brd 5.000% 04/01/28	500,000	587,140
Tulsa OK GO 4.500% 03/01/23	700,000	739,767
		2,379,643
Health Care (1.3%)
OK Dev Fin Auth (St John Health Syst) 5.000% 02/15/42	250,000	269,960
Tulsa Cnty Ind Auth Health Fac 4.600% 02/01/35	250,000	273,957
		543,917
Housing (2.9%)
OK Hsg Fin 5.050% 09/01/23	540,000	556,848
OK Hsg Fin 5.150% 09/01/29	275,000	281,121
OK Hsg Fin 5.200% 09/01/32	275,000	282,640
OK Hsg Fin Single Family Mtg Rev 5.100% 03/01/17	55,000	57,780
OK Hsg Fin Single Family Mtg Rev 5.100% 09/01/17	55,000	57,463
		1,235,852
Other Revenue (15.5%)
Collinsville OK Mun Auth Sales Tax Rev 5.000% 03/01/35	275,000	303,619
Collinsville OK Mun Auth Sales Tax Rev 5.000% 03/01/40	250,000	273,285
Delaware Cnty OK Sales Tax Rev 3.750% 09/01/29	375,000	375,593
Durant OK Cmnty Fac Auth Sales Tax Rev 5.500% 11/01/19	250,000	278,300
Oklahoma City OK Pub Auth (OK City Fairgrounds Fac) 5.500% 10/01/19	250,000	280,623
Oklahoma City Pub Property Hotel Tax Rev 4.500% 10/1/31	155,000	165,432
OK Dev Fin Auth (Lease Rev) Law Enforcement 5.100% 06/01/27	120,000	120,222
OK Dev Fin Auth OK Dept of Corrections (McLoud Fac) 4.600% 04/01/22	250,000	254,288
OK Dev Fin Auth OK Dept of Corrections (McLoud Fac) 4.650% 04/01/23	250,000	254,053
OK Cap Impt Auth (Supreme Court Proj) 4.500% 07/01/26	500,000	537,025
OK Cap Impt Auth (OK St Bureau of Investigation) 4.375% 07/01/22	100,000	108,987
OK Cap Impt Auth (OK St Bureau of Investigation) 4.375% 07/01/23	100,000	108,397
OK Cap Impt Auth (OK St Bureau of Investigation) 4.500% 07/01/24	200,000	218,248
OK Wtr Resources Brd Revolving Fd Rev Bds 5.000% 04/01/32	140,000	167,140
Pawnee Cnty OK Pub Programs Auth Sales Tax Rev 4.875% 02/01/30	250,000	290,745
Rogers Cnty OK Indl Dev Auth Cap Impt Rev 4.900% 04/01/35	500,000	561,815
Sallisaw OK Mun Auth Rev 4.000% 09/01/35	500,000	507,245
Tulsa Airport Impt Rev 5.000% 06/01/23	420,000	454,696
Tulsa Airport Impt Rev 5.000% 06/01/24	230,000	247,133
Tulsa Airport Impt Rev 5.250% 06/01/25	245,000	265,778
Tulsa Airport Impt Rev 5.250% 06/01/26	360,000	386,942
Tulsa OK Pkg Auth Pkg Rev 4.000% 07/01/25	500,000	547,760
		6,707,326
Transportation (12.3%)
Oklahoma City OK Airport Tr Jr Lien Ref Series B 5.000% 07/01/19	250,000	291,643
Oklahoma City OK Airport Tr Jr Lien Ref Series B 5.000% 07/01/21	250,000	288,850
OK Cap Impt Auth (St Hwy) 5.000% 06/01/14	250,000	266,103
OK St Cap Impt Auth 4.000% 10/01/24	1,000,000	1,133,100
OK St Cap Impt Auth 4.000% 10/01/25	1,000,000	1,128,710
OK St Tpk Auth Rev 5.000% 01/01/28	250,000	296,140
OK State Turnpike Auth Rev 4.000% 01/01/31	250,000	270,220
OK State Turnpike Auth. Rev. 5.000% 01/01/30	250,000	295,725
Tulsa OK Arpts Impt Tr Gen Rev Ref 5.000% 06/01/19	125,000	135,711
Tulsa OK Arpts Impvt Tr 5.375% 06/01/24	275,000	297,347
Tulsa OK Arpts Impt Tr Gen Rev Ref 5.000% 06/01/19	125,000	135,711
Tulsa OK Arpts Impt Tr Gen Rev Ref 5.750% 06/01/31	500,000	525,375
Tulsa OK Arpts Impt Tr Gen Rev Ref 6.000% 06/01/23	250,000	262,735
		5,327,370
Utilities (33.1%)
Coweta Pub Works Util Rev 5.000% 08/01/34	100,000	112,811
*Drumright OK Util Sys Rev 4.750% 02/01/36	450,000	461,691
Edmond OK Pub Wks Auth Util Rev 4.850% 01/01/24	155,000	160,960
Edmond OK Pub Wks Auth Util Rev 4.750% 07/01/24	250,000	267,233
Edmond OK Pub Wks Auth Util Rev 4.750% 07/01/23	200,000	204,952
Glenpool Util Rev 5.100% 12/01/35	250,000	284,295
Grand River Dam Auth Rev 5.000% 06/01/27	1,000,000	1,166,260
Grand River Dam Auth Rev 4.800% 06/01/33	200,000	222,424
*Grand River Dam Auth Rev 5.250% 06/01/40	2,000,000	2,312,240
Jenks Aquarium Auth Rev 5.250% 07/01/29	500,000	530,285
McAlester OK Pub Works Auth 5.100% 02/01/30	100,000	102,000
Midwest City OK Cap Impt 4.125% 09/01/33	250,000	263,950
*Midwest City Municipal Auth Cap Impt Rev 5.000% 3/1/25	2,000,000	2,366,640
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 5.000% 07/01/29	425,000	446,679
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 5.000% 07/01/34	250,000	262,800
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 4.000% 07/01/34	250,000	264,635
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev Ref 5.000% 07/01/31	250,000	300,463
*OK Mun Pwr Auth Rev 5.750% 01/01/24	2,230,000	2,701,088
Sallisaw OK Mun Auth Util Sys Rev Ref 4.450% 01/01/28	100,000	109,650
Sapulpa OK Mun Auth Util Sys Rev 4.250% 07/01/37	1,000,000	1,020,400
Tulsa Metropolitan Auth Util Rev 4.250% 05/01/26	100,000	106,910
Tulsa Metropolitan Auth Util Rev 4.500% 05/01/27	610,000	647,491
		14,315,857

TOTAL MUNICIPAL BONDS (COST: $38,805,426)		$41,467,874

SHORT-TERM SECURITIES (2.2%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market 0.0100% (COST: $970,809)	970,809	$970,809

TOTAL INVESTMENTS IN SECURITIES (COST: $39,776,235) (98.1%)		$42,438,683
OTHER ASSETS LESS LIABILITIES (1.9%)		814,750

TOTAL ASSETS (100.0%)		$43,253,433

* Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
^ Variable rate security; rate shown represents rate as of July 31, 2012

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND

PORTFOLIO MARKET SECTORS July 31, 2012

General Obligation	25.5%
Health Care	17.1%
Transportation	16.5%
Education	16.1%
Utilities	8.2%
Other Revenue	7.7%
Housing	6.0%
Cash Equivalents and Other	2.9%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 31, 2012

	Principal Amount	Fair Value
MUNICIPAL BONDS (97.1%)

Education (16.1%)
ME Ed Loan Auth Student Loan Rev 5.875% 12/01/39	$185,000	$208,691
ME Ed Loan Auth 4.450% 12/01/25	100,000	110,460
ME Health & Higher Ed Facs Auth Rev Ser A-Bowdoin College 5.125% 07/01/39	715,000	799,341
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/32	30,000	30,444
ME Health & Higher Ed Facs Auth Rev Unrefunded Bal 5.000% 07/01/23	135,000	149,816
ME Hlth & Higher Ed Facs Auth Rev 4.750% 07/01/31	250,000	273,850
Regl Sch Unit No 1 ME Lower Kennebec Region Sch Unit 5.000% 02/01/26	100,000	116,331
Univ of ME Sys Rev 4.625% 03/01/29	100,000	106,903
Univ of ME Sys Rev 4.750% 03/01/37	550,000	582,406
Univ of PR 5.000% 06/01/17	500,000	532,935
		2,911,177
General Obligation (25.5%)
Bangor ME 4.000% 09/01/24	155,000	173,636
Falmouth ME GO 4.250% 11/15/31	200,000	222,056
Gorham ME Unlimited Tax GO 4.350% 02/01/24	155,000	165,893
Gray ME Unlimited GO 4.000% 10/15/26	280,000	317,506
Gray ME Unlimited GO 4.000% 10/15/27	280,000	314,507
Lewiston ME GO 5.000% 04/01/22	500,000	525,605
Lewiston ME GO 5.000% 04/01/24	250,000	263,155
Lewiston ME GO 4.500% 01/15/25	200,000	211,668
ME St Hsg Auth Energy Recovery Fd 5.000% 06/15/24	250,000	289,660
Portland ME 4.250% 05/01/29	150,000	164,714
Portland ME 4.125% 10/01/29	100,000	111,489
Saco ME GO 4.000% 04/01/28	100,000	110,942
Scarborough ME GO 4.400% 11/01/31	250,000	261,700
Scarborough ME GO 4.400% 11/01/32	480,000	500,616
ME Sch Adminstrative Dist # 51 4.250% 10/15/29	250,000	280,525
Westbrook ME GO 4.250% 10/15/20	180,000	188,154
*Yarmouth ME 5.000% 11/15/19	500,000	509,340
		4,611,166
Health Care (17.1%)
ME Health & Higher Ed Facs Auth Rev 6.000% 10/01/13	195,000	205,838
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/22	250,000	281,975
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/25	340,000	357,551
*ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/39	610,000	660,728
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/20	250,000	297,403
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/40	250,000	272,673
ME Health & Higher Ed Facs Auth Rev 4.500% 07/01/31	200,000	213,646
ME Health & Higher Ed Facs Auth Rev 5.250% 07/01/23	200,000	236,786
ME Health & Higher Gen Med Ctr 6.650% 07/01/32	500,000	571,335
		3,097,935
Housing (6.0%)
ME St Hsg Auth 4.000% 11/15/24	100,000	103,380
*ME St Hsg Auth 5.000% 11/15/29	350,000	367,434
ME St Hsg Auth 4.700% 11/15/27	250,000	259,350
ME St Hsg Auth 4.375% 11/15/25	100,000	101,290
ME St Hsg Auth 5.150% 11/15/32	250,000	255,300
		1,086,754
Other Revenue (7.7%)
ME Governmental Facs Auth Lease Rent Rev 5.000% 10/01/23	125,000	129,380
Maine Municipal Bond Bank 4.000% 11/01/38	125,000	131,855
Maine Municipal Bond Bank 5.000% 11/01/25	125,000	155,235
ME Mun Bd Bk (Swr & Wtr) Rev 4.900% 11/01/24	95,000	100,577
ME Mun Bd Bk (Swr & Wtr) Rev 4.900% 11/01/24	5,000	5,192
*PR Pub Fin Corp Comwlth Appropriations 5.375% 06/01/18	515,000	641,618
PR Sales Tax Fing Corp Sales Tax Rev 5.000% 08/01/26	200,000	223,550
		1,387,407
Transportation (16.5%)
*ME Mun Bd Bk Transn Infrastructure Rev 5.000% 09/01/24	1,000,000	1,187,920
ME St Tpk Auth 5.000% 07/01/33	450,000	469,386
ME St Tpk Auth 5.125% 07/01/30	500,000	531,545
Portland ME Airport Rev 5.000% 07/01/32	500,000	509,030
Portland ME Airport Rev 5.250% 01/01/35	250,000	275,277
		2,973,158
Utilities (8.2%)
*Kennebunk ME Pwr & Light Dist 5.000% 08/01/22	500,000	564,165
Portland ME Wtr Dist Rev 4.250% 11/01/27	500,000	543,615
PR Elec Pwr Auth Pwr Rev 5.000% 07/01/23	100,000	105,489
PR Elec Pwr Auth Pwr Rev 5.250% 07/01/26	250,000	271,810
		1,485,079

TOTAL MUNICIPAL BONDS (COST: $16,283,576)		$17,552,676

SHORT-TERM SECURITIES (1.9%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market Fund 0.010% (COST: $350,597)	350,597	$350,597

TOTAL INVESTMENTS IN SECURITIES (COST: $16,634,173) (99.0%)		$17,903,273
OTHER ASSETS LESS LIABILITIES (1.0%)		180,615

NET ASSETS (100.0%)		$18,083,888

* Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
^ Variable rate security; rate shown represents rate as of July 31, 2012.

The accompanying notes are an integral part of these financial statements.

NEW HAMPSHIRE MUNICIPAL FUND

PORTFOLIO MARKET SECTORS July 31, 2012

General Obligation	38.9%
Housing	15.3%
Health Care	14.8%
Education	10.2%
Utilities	8.9%
Other Revenue	6.9%
Cash Equivalents and Other	3.8%
Transportation	1.2%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS July 31, 2012

	Principal Amount	Fair Value
MUNICIPAL BONDS (96.2%)

Education (10.2%)
NH Health & Ed Fac Auth Rev Southern NH Univ 5.000% 01/01/17	$200,000	$223,348
NH Health & Ed Facs Rev Southern NH Med Ctr 5.000% 01/01/20	100,000	113,477
Univ of PR 5.000% 06/01/17	150,000	159,880
		496,705
General Obligation (38.9%)
Concord NH GO 4.600% 10/15/14	100,000	100,108
Dover New Hampshire GO 4.000% 6/15/28	100,000	111,645
Gorham NH GO 4.850% 04/01/14	65,000	65,029
*Hampton NH GO 4.000% 12/15/20	200,000	215,860
Hillsborough NH GO 4.000% 11/01/20	100,000	106,210
Hillsborough NH GO 4.000% 11/01/21	100,000	107,012
Merrimack Cnty NH GO 4.250% 12/01/19	100,000	115,445
Merrimack Cnty NH GO 4.500% 12/01/26	100,000	110,222
Merrimack Cnty NH GO 4.500% 12/01/27	100,000	111,227
*NH Mun Bd Bk 2009 Series D 4.000% 07/15/25	175,000	195,018
NH St Cap Impt GO 4.750% 03/01/27	100,000	113,041
Portsmouth NH GO 4.000% 08/01/19	100,000	108,255
Portsmouth NH GO Cap Impt 4.000% 12/01/30	100,000	110,022
Rochester NH GO 4.750% 07/15/20	300,000	320,970
		1,890,064
Health Care (14.8%)
NH Hlth & ED Facs Rev Wentworth Douglas Hosp 5.500% 1/1/26	100,000	113,705
NH Health & Ed Facs Conway Hosp 5.250% 06/01/16	100,000	106,861
NH Health & Ed Facs Rev Southern NH Med Ctr 5.250% 10/01/23	100,000	108,445
*NH Health & Ed Facs Rev Healthcare Sys-Covenant Hlth-B 5.000% 07/01/24	100,000	106,682
NH Health & Ed Rev Covenant Health 5.000% 07/01/31	150,000	157,787
NH Health & Ed Facs Auth Rev Dartmouth-Hitchcock 6.000% 08/01/33	115,000	122,178
		715,658
Housing (15.3%)
NH St Hsg Single Fam Rev 4.900% 07/01/25	85,000	85,927
NH St Hsg Single Fam Rev 5.000% 07/01/30	80,000	81,261
NH St Hsg Fin Auth Single Family Mtg Rev 5.350% 07/01/40	100,000	102,464
*NH St Hsg Fin Auth Single Family Mtg Rev 4.625% 07/01/25	150,000	156,740
NH State Housing Auth Rev 3.800% 7/1/25	100,000	102,771
NH St Hsg Fin Auth Single Family Mtg Rev 4.875% 07/01/28	95,000	106,105
NH St Hsg Fin Auth Multi Family Hsg 5.200% 07/01/31	100,000	107,170
		742,438
Other Revenue (6.9%)
NH St Business Fin Auth Solid Waste Disp Rev - Waste Mgmt Inc 5.200% 05/01/27	150,000	163,794
*PR Sales Tax Fin Corp Sales Tax Rev First Sub-Ser A 5.000% 08/01/24	150,000	168,913
		332,707
Transportation (1.2%)
PR Comwlth Hwy & Transn Auth Hwy Rev 4.950% 07/01/26	55,000	59,747

Utilities (8.9%)
Manchester NH Wtr Works Rev 5.000% 12/01/28	100,000	106,392
*Manchester NH Wtr Works Rev 5.000% 12/01/34	250,000	265,562
PR Elec Pwr Auth Pwr Rev 5.000% 07/01/23	55,000	58,019
		429,973

TOTAL MUNICIPAL BONDS (COST: $4,399,312)		$4,667,292

SHORT-TERM SECURITIES (3.3%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market Fund 0.010% (Cost: $162,551)	162,551	$162,551

TOTAL INVESTMENTS IN SECURITIES (COST: $4,561,863) (99.5%)		$4,829,843
OTHER ASSETS LESS LIABILITIES (0.5%)		24,061

NET ASSETS (100.0%)		$4,853,904

* Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
^ Variable rate security; rate shown represents rate as of July 31, 2012.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities July 31, 2012

	Kansas Municipal Fund	Kansas Insured Intermediate Fund	Nebraska Municipal Fund
ASSETS
Investments in securities, at cost	$44,302,460	$19,620,506	$42,027,316

Investments in securities, at fair value	$47,516,083	$20,990,361	$44,578,484
Cash	82,612	19,639	2,204,088
Receivable for Fund shares sold	17,437	0	0
Accrued dividends receivable	8	4	19
Accrued interest receivable	645,895	298,949	456,097
Receivable due from broker	0	0	1
Prepaid expenses	1,497	1,052	3,373
Total assets	$48,263,532	$21,310,005	$47,242,062

LIABILITIES
Payable for securities purchased	$0	$0	$1,005,308
Payable for Fund shares redeemed	58,751	13,692	100,000
Dividends payable	46,411	12,211	43,441
Trustees' fees payable	1,808	809	1,577
Payable to affiliates	45,998	11,688	37,334
Accrued expenses	17,249	9,432	16,018
Total liabilities	$170,217	$47,832	$1,203,678

NET ASSETS	$48,093,315	$21,262,173	$46,038,384

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, no par value, unlimited shares authorized	$48,232,498	$20,435,683	$44,630,878
Accumulated net realized gain (loss) on investments	(3,354,997)	(544,062)	(1,149,596)
Accumulated undistributed net investment income (loss)	2,191	697	5,934
Unrealized appreciation (depreciation) on investments	3,213,623	1,369,855	2,551,168

NET ASSETS	$48,093,315	$21,262,173	$46,038,384

Shares outstanding	4,324,745	1,811,305	4,304,815
Net asset value per share*	$11.12	$11.74	$10.69
Public offering price (sales charge of 3.75%, 2.75%, and 3.75%, respectively)	$11.55	$12.07	$11.11

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities July 31, 2012

	Oklahoma Municipal Fund	Maine Municipal Fund	New Hampshire Municipal Fund
ASSETS
Investments in securities, at cost	$39,776,235	$16,634,173	$4,561,863

Investments in securities, at fair value	$42,438,683	$17,903,273	$4,829,843
Cash	1,608	0	0
Receivable for Fund shares sold	480,067	126,730	0
Accrued dividends receivable	8	2	3
Accrued interest receivable	454,253	166,818	36,959
Prepaid expenses	1,956	1,881	724
Total assets	$43,376,575	$18,198,704	$4,867,529

LIABILITIES
Payable for Fund shares redeemed	$7,605	$35,303	$0
Dividends payable	47,707	17,605	5,608
Trustees' fees payable	1,570	676	173
Payable to affiliates	50,181	19,942	3,688
Accrued expenses	16,079	8,331	4,156
Disbursements in excess of demand deposit cash	0	32,959	0
Total liabilities	$123,142	$114,816	$13,625

NET ASSETS	$43,253,433	$18,083,888	$4,853,904

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, no par value, unlimited shares authorized	$42,024,173	$17,118,978	$4,695,165
Accumulated net realized gain (loss) on investments	(1,433,729)	(313,066)	(114,812)
Accumulated undistributed net investment income (loss)	541	8,876	5,571
Unrealized appreciation (depreciation) on investments	2,662,448	1,269,100	267,980

NET ASSETS	$43,253,433	$18,083,888	$4,853,904

Shares outstanding	3,626,674	1,591,518	438,520
Net asset value per share*	$11.93	$11.36	$11.07
Public offering price (sales charge of 3.75%, 3.75%, and 3.75%, respectively)	$12.39	$11.80	$11.50

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations For the year ended July 31, 2012

	Kansas Municipal Fund	Kansas Insured Intermediate Fund	Nebraska Municipal Fund
INVESTMENT INCOME
Interest	$2,055,112	$699,545	$1,688,976
Dividends	377	137	371
Total investment income	$2,055,489	$699,682	$1,689,347

EXPENSES
Investment advisory fees	$232,557	$103,163	$197,337
Distribution (12b-1) fees	116,278	0	98,669
Transfer agent fees	65,116	28,886	55,254
Administrative service fees	89,183	52,953	79,321
Professional fees	10,819	6,585	10,151
Reports to shareholders	2,013	726	1,382
License, fees, and registrations	2,993	4,255	7,904
Audit fees	12,313	5,505	10,957
Trustees' fees	3,046	1,351	2,564
Transfer agent out-of-pockets	2,818	828	1,431
Custodian fees	6,386	3,604	5,762
Legal fees	5,086	2,257	4,310
Insurance expense	1,408	605	1,119
Total expenses	$550,016	$210,718	$476,161
Less expenses waived or reimbursed	(51,165)	(55,973)	(52,800)
Total net expenses	$498,851	$154,745	$423,361

NET INVESTMENT INCOME (LOSS)	$1,556,638	$544,937	$1,265,986

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$17,365	$3,273	$3,269
Net change in unrealized appreciation (depreciation) on investments	2,027,310	908,213	1,827,535
Net realized and unrealized gain (loss) on investments	$2,044,675	$911,486	$1,830,804

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,601,313	$1,456,423	$3,096,790

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations For the year ended July 31, 2012

	Oklahoma Municipal Fund	Maine Municipal Fund	New Hampshire Municipal Fund
INVESTMENT INCOME
Interest	$1,557,708	$717,237	$183,216
Dividends	883	101	70
Total investment income	$1,558,591	$717,338	$183,286

EXPENSES
Investment advisory fees	$195,193	$85,988	$22,171
Distribution (12b-1) fees	97,596	42,994	11,086
Transfer agent fees	54,654	24,077	6,208
Administrative service fees	78,721	48,143	30,275
Professional fees	10,120	5,912	3,399
Reports to shareholders	833	714	263
License, fees, and registrations	3,876	2,519	1,241
Audit fees	11,008	4,554	1,263
Trustees' fees	2,534	1,125	291
Transfer agent out-of-pockets	459	857	186
Custodian fees	5,844	3,091	1,797
Legal fees	4,277	1,882	488
Insurance expense	1,022	507	125
Total expenses	$466,137	$222,363	$78,793
Less expenses waived or reimbursed	(47,374)	(37,905)	(31,230)
Total net expenses	$418,763	$184,458	$47,563

NET INVESTMENT INCOME (LOSS)	$1,139,828	$532,880	$135,723

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$68,237	$36	$6,064
Net change in unrealized appreciation (depreciation) on investments	2,173,153	910,865	156,347
Net realized and unrealized gain (loss) on investments	$2,241,390	$910,901	$162,411

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,381,218	$1,443,781	$298,134

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 31, 2012

	Kansas Municipal Fund	Kansas Insured Intermediate Fund	Nebraska Municipal Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,556,638	$544,937	$1,265,986
Net realized gain (loss) from investment transactions	17,365	3,273	3,269
Net change in unrealized appreciation (depreciation) on investments	2,027,310	908,213	1,827,535
Net increase (decrease) in net assets resulting from operations	$3,601,313	$1,456,423	$3,096,790

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	$(1,555,982)	$(544,762)	$(1,264,817)
Net realized gain on investments	0	0	0
Total distributions	$(1,555,982)	$(544,762)	$(1,264,817)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$4,096,652	$2,384,792	$10,883,146
Proceeds from reinvested dividends	1,009,162	412,383	840,395
Cost of shares redeemed	(4,233,034)	(2,087,856)	(3,325,086)
Net increase (decrease) in net assets resulting from capital share transactions	$872,780	$709,319	$8,398,455

TOTAL INCREASE (DECREASE) IN NET ASSETS	$2,918,111	$1,620,980	$10,230,428
NET ASSETS, BEGINNING OF PERIOD	$45,175,204	$19,641,193	$35,807,956
NET ASSETS, END OF PERIOD	$48,093,315	$21,262,173	$46,038,384

Accumulated undistributed net investment income	$2,191	$697	$5,934

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 31, 2012

	Oklahoma Municipal Fund	Maine Municipal Fund	New Hampshire Municipal Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,139,828	$532,880	$135,723
Net realized gain (loss) from investment transactions	68,237	36	6,064
Net change in unrealized appreciation (depreciation) on investments	2,173,153	910,865	156,347
Net increase (decrease) in net assets resulting from operations	$3,381,218	$1,443,781	$298,134

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	$(1,139,730)	$(531,606)	$(133,979)
Net realized gain on investments	0	0	0
Total distributions	$(1,139,730)	$(531,606)	$(133,979)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$10,285,216	$1,943,478	$1,044,329
Proceeds from reinvested dividends	606,757	337,490	70,343
Cost of shares redeemed	(3,035,590)	(1,285,747)	(574,542)
Net increase (decrease) in net assets resulting from capital share transactions	$7,856,383	$995,221	$540,130

TOTAL INCREASE (DECREASE) IN NET ASSETS	$10,097,871	$1,907,396	$704,285
NET ASSETS, BEGINNING OF PERIOD	$33,155,562	$16,176,492	$4,149,619
NET ASSETS, END OF PERIOD	$43,253,433	$18,083,888	$4,853,904

Accumulated undistributed net investment income	$541	$8,876	$5,571

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 29, 2011

	Kansas Municipal Fund	Kansas Insured Intermediate Fund	Nebraska Municipal Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,621,539	$598,846	$1,190,025
Net realized gain (loss) from investment transactions	(59,397)	44,317	(25,426)
Net change in unrealized appreciation (depreciation) on investments	(263,631)	(299,952)	(16,736)
Net increase (decrease) in net assets resulting from operations	$1,298,511	$343,211	$1,147,863

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	$(1,620,878)	$(598,582)	$(1,188,996)
Total distributions	$(1,620,878)	$(598,582)	$(1,188,996)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$2,463,632	$5,259,075	$4,642,515
Proceeds from reinvested dividends	1,038,233	458,785	804,157
Cost of shares redeemed	(5,468,956)	(5,990,154)	(3,413,420)
Net increase (decrease) in net assets resulting from capital share transactions	$(1,967,091)	$(272,294)	$2,033,252

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(2,289,458)	$(527,665)	$1,992,119
NET ASSETS, BEGINNING OF PERIOD	$47,464,662	$20,168,858	$33,815,837
NET ASSETS, END OF PERIOD	$45,175,204	$19,641,193	$35,807,956

Accumulated undistributed net investment income	$1,536	$522	$4,765

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 29, 2011

	Oklahoma Municipal Fund	Maine Municipal Fund	New Hampshire Municipal Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,241,451	$520,249	$130,505
Net realized gain (loss) from investment transactions	(80,894)	46,055	10,198
Net change in unrealized appreciation (depreciation) on investments	27,718	(217,229)	(35,310)
Net increase (decrease) in net assets resulting from operations	$1,188,275	$349,075	$105,393

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	$(1,241,211)	$(518,313)	$(128,976)
Total distributions	$(1,241,211)	$(518,313)	$(128,976)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$5,632,863	$1,567,031	$486,647
Proceeds from reinvested dividends	621,775	321,190	69,525
Cost of shares redeemed	(8,551,787)	(2,009,232)	(241,435)
Net increase (decrease) in net assets resulting from capital share transactions	$(2,297,149)	$(121,011)	$314,737

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(2,350,085)	$(290,249)	$291,154
NET ASSETS, BEGINNING OF PERIOD	$35,505,647	$16,466,741	$3,858,465
NET ASSETS, END OF PERIOD	$33,155,562	$16,176,492	$4,149,619

Accumulated undistributed net investment income	$453	$7,602	$3,877

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1: Organization

Integrity Managed Portfolios (the "Trust") was organized as a Massachusetts business trust on August 10, 1990 and commenced operations on November 15, 1990. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and consists of six series (the "Funds").

The Kansas Municipal Fund ("KS Muni Fund"), Kansas Insured Intermediate Fund ("KS Insured Fund"), Nebraska Municipal Fund ("NE Muni Fund"), and Oklahoma Municipal Fund ("OK Muni Fund"), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal income tax and each Fund's respective state income tax as is consistent with preservation of capital. The Maine Municipal Fund ("ME Muni Fund") and New Hampshire Municipal Fund ("NH Muni Fund"), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal income tax and each Fund's respective state income tax (interest and dividend tax with respect to New Hampshire) without assuming undue risk.

NOTE 2: Summary of Significant Accounting Policies

Investment security valuation—Securities for which quotations are not readily available are valued using a matrix system at fair value as determined by Integrity Fund Services, LLC ("Integrity Fund Services" or "IFS"). The matrix system has been developed based on procedures approved by the Board of Trustees and includes consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; indications as to value from municipal bond market activity; and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. Refer to Note 3 for further disclosures related to the inputs used to value the Funds' investments. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at the investment company's net asset value per share.

When-issued securities—The Funds may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued basis are identified as such in the Funds' Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge—In the case of investments of $1 million or more (excluding KS Insured Fund), a 1.00% contingent deferred sales charge ("CDSC") may be assessed on shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes—Each Fund is a separate taxpayer for federal income tax purposes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gain on investments to its shareholders; therefore, no provision for income taxes is required.

As of and during the year ended July 31, 2012, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for the tax years before 2008.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities. Furthermore, management of the Funds is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Premiums and discounts—Premiums and discounts on municipal securities are accreted and amortized over the lives of the respective securities.

Security transactions, investment income, expenses and distributions—Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the first in, first out basis unless specifically identified. Interest income and estimated expenses are accrued daily. The Funds declare dividends from net investment income daily and pay such dividends monthly. Capital gains, when available, are distributed at least annually. Dividends are reinvested in additional shares of the Funds at net asset value or paid in cash. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount and capital loss carryforwards. In addition, other amounts have been reclassified within the composition of net assets to more appropriately conform financial accounting to tax basis treatment.

Use of estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Common expenses—Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

NOTE 3: Fair Value Measurements

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds' investments as of July 31, 2012:

		Level 1	Level 2	Level 3	Total
KS Muni Fund	Short-Term Securities	$1,137,287	$0	$0	$1,137,287
	Municipal Bonds	0	46,378,796	0	46,378,796
	Total	$1,137,287	$46,378,796	$0	$47,516,083

KS Insured Fund	Short-Term Securities	$552,756	$0	$0	$552,756
	Municipal Bonds	0	20,437,605	0	20,437,605
	Total	$552,756	$20,437,605	$0	$20,990,361

NE Muni Fund	Short-Term Securities	$1,058,750	$0	$0	$1,058,750
	Municipal Bonds	0	43,519,734	0	43,519,734
	Total	$1,058,750	$43,519,734	$0	$44,578,484

OK Muni Fund	Short-Term Securities	$970,809	$0	$0	$970,809
	Municipal Bonds	0	41,467,874	0	41,467,874
	Total	$970,809	$41,467,874	$0	$42,438,683

ME Muni Fund	Short-Term Securities	$350,597	$0	$0	$350,597
	Municipal Bonds	0	17,552,676	0	17,552,676
	Total	$350,597	$17,552,676	$0	$17,903,273

NH Muni Fund	Short-Term Securities	$162,551	$0	$0	$162,551
	Municipal Bonds	0	4,667,292	0	4,667,292
	Total	$162,551	$4,667,292	$0	$4,829,843

See Schedule of Investments to view by type of obligation. The Funds did not hold any Level 3 assets during the year ended July 31, 2012. There were no transfers into or out of Level 1 or Level 2 during the year ended July 31, 2012. The Funds consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period. The Funds did not hold any derivative instruments at any time during the year ended July 31, 2012.

NOTE 4: Investment Transactions

Purchases and sales of investment securities (excluding short-term securities) for the year ended July 31, 2012, were as follows:

	KS Muni	KS Insured	NE Muni	OK Muni	ME Muni	NH Muni
	Fund	Fund	Fund	Fund	Fund	Fund
Purchases	$5,354,405	$2,790,333	$11,918,688	$14,324,246	$1,053,065	$1,269,059
Sales	$5,167,545	$2,084,269	$4,755,000	$6,437,600	$312,997	$572,598

NOTE 5: Capital Share Transactions

Transactions in capital shares were as follows:

	KS Muni	KS Insured	NE Muni	OK Muni	ME Muni	NH Muni
Year Ended 7/31/12:	Fund	Fund	Fund	Fund	Fund	Fund
Shares sold	374,155	206,158	1,032,811	885,899	174,571	95,759
Shares issued on reinvestment of dividends	92,288	35,664	80,111	52,047	30,308	6,447
Shares redeemed	(388,881)	(180,888)	(317,048)	(261,426)	(115,924)	(52,953)
Net increase (decrease)	77,562	60,934	795,874	676,520	88,955	49,253

	KS Muni	KS Insured	NE Muni	OK Muni	ME Muni	NH Muni
Year Ended 7/29/11:	Fund	Fund	Fund	Fund	Fund	Fund
Shares sold	232,909	466,590	461,449	507,427	145,938	46,271
Shares issued on reinvestment of dividends	98,452	41,160	79,726	56,107	30,108	6,567
Shares redeemed	(521,731)	(543,714)	(340,504)	(785,301)	(190,757)	(23,191)
Net increase (decrease)	(190,370)	(35,964)	200,671	(221,767)	(14,711)	29,647

NOTE 6: Income Tax Information

At July 31, 2012, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	KS Muni	KS Insured	NE Muni	OK Muni	ME Muni	NH Muni
	Fund	Fund	Fund	Fund	Fund	Fund
Investments at cost	$44,300,269	$19,619,809	$42,021,382	$39,775,694	$16,625,297	$4,556,292
Unrealized appreciation	$3,215,814	$1,374,907	$2,580,125	$2,665,479	$1,277,976	$274,999
Unrealized depreciation	0	(4,355)	(23,023)	(2,490)	0	(1,448)
Net*	$3,215,814	$1,370,552	$2,557,102	$2,662,989	$1,277,976	$273,551

*Differences between financial reporting-basis and tax-basis are due to differing treatment of market discount.

Tax-exempt income distributions paid or accrued were as follows:

	KS Muni	KS Insured	NE Muni	OK Muni	ME Muni	NH Muni
Tax-exempt income:	Fund	Fund	Fund	Fund	Fund	Fund
Year Ended 7/31/12	$1,555,982	$544,762	$1,264,817	$1,139,730	$531,606	$133,979
Year Ended 7/29/11	$1,620,878	$598,582	$1,188,996	$1,241,211	$518,313	$128,976

As of July 31, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	KS Muni	KS Insured	NE Muni	OK Muni	ME Muni	NH Muni
	Fund	Fund	Fund	Fund	Fund	Fund
Accumulated capital and other losses	($3,354,997)	($544,062)	($1,149,596)	($1,433,729)	($313,066)	($114,812)
Unrealized appreciation/(depreciation)*	3,215,814	1,370,552	2,557,102	2,662,989	1,277,976	273,551
Total accumulated earnings/(deficit)	($139,183)	$826,490	$1,407,506	$1,229,260	$964,910	$158,739

*Differences between financial reporting-basis and tax-basis are due to differing treatment of market discount.

Under the recently enacted Regulated Investment Company Modernization Act of 2010 ("Act"), funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period of time. The short-term and long-term character of such losses are retained rather than being treated as short-term as under previous law. Pre-enactment losses are eligible to be carried forward for a maximum period of eight years. Pursuant to the Act, post-enactment capital losses must be utilized before pre-enactment capital losses. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. The Funds' capital loss carryforward amounts as of July 31, 2012 are as follows:

Capital Loss Carryforward	KS Muni Fund	KS Insured Fund	NE Muni Fund	OK Muni Fund	ME Muni Fund	NH Muni Fund
Expires in 2013	$2,680,173	$544,062	$1,123,208	$1,147,142	$313,066	$114,283
Expires in 2014	388,935	-	-	-	-	-
Expires in 2015	240,848	-	-	-	-	-
Expires in 2016	-	-	-	-	-	529
Expires in 2018	-	-	-	260,308	-	-
Non-expiring S-T losses	34,287	-	26,388	18,258	-	-
Non-expiring L-T losses	10,754	-	-	8,021	-	-
Total	$3,354,997	$544,062	$1,149,596	$1,433,729	$313,066	$114,812

During the year ended July 31, 2012 expired capital loss carryforwards were as follows:
KS Muni Fund	$1,399,598
KS Insured Fund	$300,269
NE Muni Fund	$579,275
OK Muni Fund	$547,833

NOTE 7: Investment Advisory Fees and Other Transactions with Affiliates

Viking Fund Management ("VFM"), the Funds' investment adviser; Integrity Funds Distributor, LLC ("Integrity Funds Distributor" or "IFD"), the Funds' underwriter; and IFS, the Funds' transfer, accounting, and administrative services agent; are subsidiaries of Corridor Investors, LLC ("Corridor Investors" or "Corridor"), the Funds' sponsor. A Trustee of the Funds is also a Governor of Corridor.

VFM provides investment advisory and management services to the Funds. The Investment Advisory Agreement (the "Advisory Agreement") provides for fees to be computed at an annual rate of 0.50% of each Funds' average daily net assets. Under the terms of the Advisory Agreement, VFM has contractually agreed to pay all the expenses of the Funds (other than taxes, brokerage fees, commissions and acquired fund fees and expenses) for the periods of May 1, 2012 through November 29, 2013 (November 29, 2012 for KS Insured Fund) and August 1, 2011 through April 30, 2012 so that the net annual operating expenses do not exceed 1.08% and 1.15% (0.75% for KS Insured Fund), respectively. After November 29, 2013 (November 29, 2012 for KS Insured Fund), the expense limitation may be terminated or revised. VFM and affiliated service providers may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. Accordingly, after voluntary fee waivers and reimbursements, the Funds' actual total expenses were 1.07% (0.75% for KS Insured Fund) of average daily net assets for the period of August 1, 2011 through April 30, 2012. There were no voluntary fee waivers and reimbursements for the period of May 1, 2012 through July 31, 2012 for the Funds. VFM and the affiliated service providers have agreed to voluntarily waive the affiliated service provider's fees before waiving VFM's management fee. An expense limitation lowers expense ratios and increases returns to investors. Certain Officers of the Funds are also Officers and Governors of VFM.

	Expense at 7/31/12	Payable at 7/31/12
	Advisory Fees	Advisory Fees
KS Muni Fund	$232,557	$20,458
KS Insured Fund	$103,163	$9,106
NE Muni Fund	$197,337	$18,699
OK Muni Fund	$195,193	$18,273
ME Muni Fund	$85,988	$7,668
NH Muni Fund	$22,171	$2,053

IFD serves as the principal underwriter for the Funds and receives sales charges deducted from sale proceeds and CDSC from applicable redemptions. Also, the Funds (excluding KS Insured Fund) have adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Funds to reimburse their principal underwriter for costs related to selling shares of the Funds and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Funds, are paid by shareholders through expenses called "Distribution Plan expenses." The Funds (excluding KS Insured Fund) currently pay an annual distribution fee of up to 0.25% of the average daily net assets. Certain Officers of the Funds are also Officers and Governors of IFD.

	Expense at 7/31/12			Payable at 7/31/12
	Sales		Distribution	Sales		Distribution
	Charges	CDSC	Fees	Charges	CDSC	Fees
KS Muni Fund	$93,038	$0	$116,278	$4,599	$0	$10,229
KS Insured Fund	$27,548	$0	$0	$87	$0	$0
NE Muni Fund	$191,855	$0	$98,669	$1,135	$0	$9,350
OK Muni Fund	$173,935	$6,061	$97,596	$14,429	$0	$9,137
ME Muni Fund	$56,233	$0	$42,994	$5,072	$0	$3,834
NH Muni Fund	$27,177	$0	$11,086	$79	$0	$1,026

IFS acts as the Funds' transfer agent for a monthly variable fee equal to 0.14% of the Funds' average daily net assets on an annual basis for the Funds' first $200 million and at a lower rate on the average daily net assets in excess of $200 million plus reimbursement of out-of-pocket expenses. IFS also acts as the Funds' administrative services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.14% of the Funds' average daily net assets on an annual basis for the Funds' first $200 million and at a lower rate on the average daily net assets in excess of $200 million plus reimbursement of out-of-pocket expenses. Certain Officers of the Funds are also Officers and Governors of IFS.

	Expense at 7/31/12				Payable at 7/31/12
	Transfer	Transfer	Admin.	Admin.	Transfer	Admin.
	Agency	Agency	Service	Service	Agency	Service
	Fees Net*	Fees Waived	Fees Net*	Fees Waived	Fees*	Fees*
KS Muni Fund	$46,347	$21,587	$59,605	$29,578	$4,744	$5,968
KS Insured Fund	$9,963	$19,751	$16,731	$36,222	$956	$1,538
NE Muni Fund	$35,023	$21,662	$48,183	$31,138	$3,501	$4,649
OK Muni Fund	$35,718	$19,395	$50,742	$27,979	$3,476	$4,867
ME Muni Fund	$12,302	$12,632	$22,870	$25,273	$1,204	$2,164
NH Muni Fund	$1,080	$5,314	$4,359	$25,916	$114	$416
* After waivers.

NOTE 8: Principal Risks

Each of the Funds invests primarily in municipal securities from a specific state. Each Fund is therefore more susceptible to political, economic, legislative, or regulatory factors adversely affecting issuers of municipal securities in its respective state.

Interest rate risk is the risk that bond prices will decline in value because of changes in interest rates. There is normally an inverse relationship between the fair value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the average maturity of a Fund's portfolio, the greater its interest rate risk.

NOTE 9: Subsequent Event on Merger

On April 27, 2012, the Board of Trustees approved the merger of Kansas Insured Intermediate Fund into Kansas Municipal Fund. The merger was also approved by the Kansas Insured Intermediate Fund shareholders at a special meeting held on September 17, 2012. The merger is expected to occur at the close of business on or about September 28, 2012.

KANSAS MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/12	7/29/11	7/30/10	7/31/09	7/31/08
NET ASSET VALUE, BEGINNING OF PERIOD	$10.64	$10.70	$10.45	$10.44	$10.54

Income (loss) from investment operations:
Net investment income (loss)	$0.37	$0.37	$0.38	$0.40	$0.40
Net realized and unrealized gain (loss) on investments[3]	0.48	(0.06)	0.25	0.01	(0.10)
Total from investment operations	$0.85	$0.31	$0.63	$0.41	$0.30

Distributions from net investment income	$(0.37)	$(0.37)	$(0.38)	$(0.40)	$(0.40)

NET ASSET VALUE, END OF PERIOD	$11.12	$10.64	$10.70	$10.45	$10.44

Total Return[1]	8.07%	3.02%	6.12%	4.06%	2.90%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$48,093	$45,175	$47,465	$47,365	$48,587
Ratio of expenses to average net assets after waivers2,4,*	1.07%	1.07%	1.07%	1.07%	1.07%
Ratio of expenses to average net assets before waivers*	1.18%	1.30%	1.33%	1.35%	1.36%
Ratio of net investment income to average net assets2,4,*	3.36%	3.54%	3.58%	3.88%	3.81%
Portfolio turnover rate	11.46%	8.31%	15.34%	16.73%	6.52%

[1]	Excludes any applicable sales charge.

[2]	This row reflects the impact, if any, of fee waivers and reimbursements by the Adviser and/or affiliated service providers.

[3]	Realized and unrealized gains and losses per share are balancing amounts and may not reconcile with the gains and losses in the Statement of Operations due to share transactions for the period.

[4]

For the year ended July 31, 2012, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets for the period of August 1, 2011 through April 30, 2012. For the years ended July 29, 2011 and July 30, 2010, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

*	Average net assets was calculated using a 360-day period.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

KANSAS INSURED INTERMEDIATE FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/12	7/29/11	7/30/10	7/31/09	7/31/08
NET ASSET VALUE, BEGINNING OF PERIOD	$11.22	$11.29	$11.09	$10.94	$10.87

Income (loss) from investment operations:
Net investment income (loss)	$0.31	$0.33	$0.37	$0.41	$0.42
Net realized and unrealized gain (loss) on investments[3]	0.52	(0.07)	0.20	0.15	0.07
Total from investment operations	$0.83	$0.26	$0.57	$0.56	$0.49

Distributions from net investment income	$(0.31)	$(0.33)	$(0.37)	$(0.41)	$(0.42)

NET ASSET VALUE, END OF PERIOD	$11.74	$11.22	$11.29	$11.09	$10.94

Total Return[1]	7.44%	2.37%	5.26%	5.22%	4.62%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$21,262	$19,641	$20,169	$16,180	$12,360
Ratio of expenses to average net assets after waivers[2]*	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of expenses to average net assets before waivers*	1.02%	1.13%	1.20%	1.35%	1.48%
Ratio of net investment income to average net assets[2]*	2.65%	2.97%	3.33%	3.70%	3.86%
Portfolio turnover rate	10.49%	24.84%	22.46%	14.00%	21.80%

[1]	Excludes any applicable sales charge.

[2]	This row reflects the impact, if any, of fee waivers and reimbursements by the Adviser and/or affiliated service providers.

[3]	Realized and unrealized gains and losses per share are balancing amounts and may not reconcile with the gains and losses in the Statement of Operations due to share transactions for the period.

*	Average net assets was calculated using a 360-day period.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/12	7/29/11	7/30/10	7/31/09	7/31/08
NET ASSET VALUE, BEGINNING OF PERIOD	$10.20	$10.22	$10.01	$10.03	$10.13

Income (loss) from investment operations:
Net investment income (loss)	$0.34	$0.35	$0.35	$0.38	$0.38
Net realized and unrealized gain (loss) on investments[3]	0.49	(0.02)	0.21	(0.02)	(0.10)
Total from investment operations	$0.83	$0.33	$0.56	$0.36	$0.28

Distributions from net investment income	$(0.34)	$(0.35)	$(0.35)	$(0.38)	$(0.38)

NET ASSET VALUE, END OF PERIOD	$10.69	$10.20	$10.22	$10.01	$10.03

Total Return[1]	8.23%	3.29%	5.64%	3.71%	2.79%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$46,038	$35,808	$33,816	$28,913	$27,229
Ratio of expenses to average net assets after waivers2,4,*	1.07%	1.07%	1.07%	1.07%	1.07%
Ratio of expenses to average net assets before waivers*	1.21%	1.33%	1.37%	1.41%	1.43%
Ratio of net investment income to average net assets2,4,*	3.22%	3.44%	3.41%	3.84%	3.74%
Portfolio turnover rate	12.38%	11.01%	18.92%	6.71%	10.42%

[1]	Excludes any applicable sales charge.

[2]	This row reflects the impact, if any, of fee waivers and reimbursements by the Adviser and/or affiliated service providers.

[3]	Realized and unrealized gains and losses per share are balancing amounts and may not reconcile with the gains and losses in the Statement of Operations due to share transactions for the period.

[4]

For the year ended July 31, 2012, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets for the period of August 1, 2011 through April 30, 2012. For the years ended July 29, 2011 and July 30, 2010, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

*	Average net assets was calculated using a 360-day period.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/12	7/29/11	7/30/10	7/31/09	7/31/08
NET ASSET VALUE, BEGINNING OF PERIOD	$11.24	$11.19	$10.78	$10.75	$11.03

Income (loss) from investment operations:
Net investment income (loss)	$0.34	$0.40	$0.40	$0.41	$0.39
Net realized and unrealized gain (loss) on investments 3	0.69	0.05	0.41	0.03	(0.28)
Total from investment operations	$1.03	$0.45	$0.81	$0.44	$0.11

Distributions from net investment income	$(0.34)	$(0.40)	$(0.40)	$(0.41)	$(0.39)

NET ASSET VALUE, END OF PERIOD	$11.93	$11.24	$11.19	$10.78	$10.75

Total Return[1]	9.30%	4.15%	7.61%	4.28%	1.01%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$43,253	$33,156	$35,506	$32,019	$42,026
Ratio of expenses to average net assets after waivers2,4,*	1.07%	1.07%	1.07%	1.07%	1.07%
Ratio of expenses to average net assets before waivers*	1.19%	1.32%	1.35%	1.36%	1.35%
Ratio of net investment income to average net assets2,4,*	2.93%	3.62%	3.61%	3.91%	3.55%
Portfolio turnover rate	17.72%	13.35%	9.36%	3.48%	10.37%

[1]	Excludes any applicable sales charge.

[2]	This row reflects the impact, if any, of fee waivers and reimbursements by the Adviser and/or affiliated service providers.

[3]	Realized and unrealized gains and losses per share are balancing amounts and may not reconcile with the gains and losses in the Statement of Operations due to share transactions for the period.

[4]

For the year ended July 31, 2012, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets for the period of August 1, 2011 through April 30, 2012. For the years ended July 29, 2011 and July 30, 2010, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

*	Average net assets was calculated using a 360-day period.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/12	7/29/11	7/30/10	7/31/09	7/31/08
NET ASSET VALUE, BEGINNING OF PERIOD	$10.77	$10.85	$10.62	$10.44	$10.45

Income (loss) from investment operations:
Net investment income (loss)	$0.34	$0.34	$0.35	$0.35	$0.36
Net realized and unrealized gain (loss) on investments[3]	0.59	(0.08)	0.23	0.18	(0.01)
Total from investment operations	$0.93	$0.26	$0.58	$0.53	$0.35

Distributions from net investment income	$(0.34)	$(0.34)	$(0.35)	$(0.35)	$(0.36)

NET ASSET VALUE, END OF PERIOD	$11.36	$10.77	$10.85	$10.62	$10.44

Total Return[1]	8.79%	2.50%	5.49%	5.22%	3.43%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$18,084	$16,176	$16,467	$15,413	$15,880
Ratio of expenses to average net assets after waivers2,4,*	1.07%	1.07%	1.07%	1.07%	1.07%
Ratio of expenses to average net assets before waivers*	1.29%	1.41%	1.46%	1.57%	1.56%
Ratio of net investment income to average net assets2,4,*	3.11%	3.22%	3.21%	3.38%	3.46%
Portfolio turnover rate	1.87%	8.00%	38.11%	15.39%	4.44%

[1]	Excludes any applicable sales charge.

[2]	This row reflects the impact, if any, of fee waivers and reimbursements by the Adviser and/or affiliated service providers.

[3]	Realized and unrealized gains and losses per share are balancing amounts and may not reconcile with the gains and losses in the Statement of Operations due to share transactions for the period.

[4]

For the year ended July 31, 2012, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets for the period of August 1, 2011 through April 30, 2012. For the years ended July 29, 2011 and July 30, 2010, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

*	Average net assets was calculated using a 360-day period.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

NEW HAMPSHIRE MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	7/31/12	7/29/11	7/30/10	7/31/09	7/31/08
NET ASSET VALUE, BEGINNING OF PERIOD	$10.66	$10.73	$10.50	$10.32	$10.24

Income (loss) from investment operations:
Net investment income (loss)	$0.33	$0.35	$0.33	$0.29	$0.30
Net realized and unrealized gain (loss) on investments[3]	0.41	(0.07)	0.23	0.18	0.08
Total from investment operations	$0.74	$0.28	$0.56	$0.47	$0.38

Distributions from net investment income	$(0.33)	$(0.35)	$(0.33)	$(0.29)	$(0.30)

NET ASSET VALUE, END OF PERIOD	$11.07	$10.66	$10.73	$10.50	$10.32

Total Return[1]	7.04%	2.64%	5.38%	4.64%	3.72%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$4,854	$4,150	$3,858	$3,816	$3,681
Ratio of expenses to average net assets after waivers2,4,*	1.07%	1.07%	1.07%	1.07%	1.07%
Ratio of expenses to average net assets before waivers*	1.78%	1.93%	2.47%	3.19%	3.20%
Ratio of net investment income to average net assets2,4,*	3.07%	3.30%	3.11%	2.81%	2.87%
Portfolio turnover rate	13.73%	10.19%	21.12%	15.93%	12.56%

[1]	Excludes any applicable sales charge.

[2]	This row reflects the impact, if any, of fee waivers and reimbursements by the Adviser and/or affiliated service providers.

[3]	Realized and unrealized gains and losses per share are balancing amounts and may not reconcile with the gains and losses in the Statement of Operations due to share transactions for the period.

[4]

For the year ended July 31, 2012, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets for the period of August 1, 2011 through April 30, 2012. For the years ended July 29, 2011 and July 30, 2010, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

*	Average net assets was calculated using a 360-day period.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Integrity Managed Portfolios

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Integrity Managed Portfolios, comprising Kansas Municipal Fund, Kansas Insured Intermediate Fund, Maine Municipal Fund, Nebraska Municipal Fund, New Hampshire Municipal Fund, and Oklahoma Municipal Fund (the "Funds") as of July 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the years indicated prior to July 30, 2010, were audited by another independent registered public accounting firm, who expressed unqualified opinions on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2012, by correspondence with the Funds' custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds constituting Integrity Managed Portfolios as of July 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Cohen Fund Audit Services, Ltd.
COHEN FUND AUDIT SERVICES, LTD.
Westlake, Ohio
September 24, 2012

EXPENSE EXAMPLE (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the one-half year period shown below and held for the entire one-half year period.

Actual expenses—The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes—The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid	Annualized
	Value	Value	During	Expense
	1/31/2012	7/31/2012	Period*	Ratio
Kansas Municipal Fund
Actual	$1,000.00	$1,016.36	$5.42	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.35	$5.43	1.08%
Kansas Insured Intermediate Fund
Actual	$1,000.00	$1,011.18	$3.77	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.98	$3.79	0.75%
Nebraska Municipal Fund
Actual	$1,000.00	$1,020.43	$5.43	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.35	$5.43	1.08%
Oklahoma Municipal Fund
Actual	$1,000.00	$1,017.76	$5.42	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.35	$5.43	1.08%
Maine Municipal Fund
Actual	$1,000.00	$1,017.06	$5.42	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.35	$5.43	1.08%
New Hampshire Municipal Fund
Actual	$1,000.00	$1,012.72	$5.41	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.35	$5.43	1.08%

*Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in one-half year period, and dividend by the total number of days in the fiscal year (to reflect the one-half year period).

BOARD OF DIRECTORS AND OFFICERS (unaudited)

The Board of Trustees ("Board") of the Fund consists of four Trustees (the "Trustees"). These same individuals, unless otherwise noted, also serve as Directors or Trustees for Integrity Fund of Funds, Inc., the six series of Integrity Managed Portfolios, the three series of The Integrity Funds, and the three series of Viking Mutual Funds. Three Trustees are not "interested persons" (75% of the total) as defined under the 1940 Act (the "Independent Trustees"). The remaining Trustee is "interested" (the "Interested Trustees") by virtue of his affiliation with Viking Fund Management, LLC and its affiliates."

For the purposes of this section, the "Fund Complex" consists of Integrity Fund of Funds, Inc., the six series of Integrity Managed Portfolios, the three series of The Integrity Funds, and the three series of Viking Mutual Funds.

Each Trustee serves the Funds until its termination; or until the Trustees' retirement, resignation, or death; or otherwise as specified in the Funds' organizational documents. Each Officer serves an annual term. The tables that follow show information for each Trustee and Officer of the Funds.

INDEPENDENT TRUSTEES
Name, Date of Birth, Date Service Began, and Number of Funds Overseen in Fund Complex	Principal Occupations for Past Five Years and Directorships Held During Past Five Years
Jerry M. Stai Birth date: March 31, 1952 Began serving: January 2006 Funds overseen: 13 funds

Principal occupation(s): Minot State University (1999 to present); Non-Profit Specialist: Bremer Bank (2006 to present); Director/Trustee: ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (2006 to 2009), Integrity Fund of Funds, Inc., The Integrity Funds, and Integrity Managed Portfolios (2006 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Marycrest Franciscan Development, Inc.

Orlin W. Backes Birth date: May 11, 1935 Began serving: January 1996 Funds overseen: 13 funds

Principal occupation(s): Attorney: McGee, Hankla, Backes & Dobrovolny, P.C. (1963 to present); Director/Trustee: ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (1995 to 2009), Integrity Fund of Funds, Inc. (1995 to present), Integrity Managed Portfolios (1996 to present), The Integrity Funds (2003 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: First Western Bank & Trust

R. James Maxson Birth date: December 12, 1947 Began serving: January 1999 Funds overseen: 13 funds

Principal occupation(s): Attorney: Maxson Law Office P.C. (2002 to present); Director/Trustee: ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (1999 to 2009), Integrity Fund of Funds, Inc., and Integrity Managed Portfolios (1999 to present), The Integrity Funds (2003 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Vincent United Methodist Foundation, Peoples State Bank of Velva, St. Joseph's Community Health Foundation and St. Joseph's Foundation, Minot Area Development Corporation

The Statement of Additional Information ("SAI") contains more information about the Funds' Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

INTERESTED TRUSTEE
Name, Position with Trust, Date of Birth, Date Service Began, and Number of Funds Overseen in Fund Complex	Principal Occupations for Past Five Years and Directorships Held During Past Five Years
Robert E. Walstad(1) Trustee, and Chairman Birth date: August 16, 1944 Began serving: January 1996 Funds overseen: 13 funds

Principal occupation(s): Governor (2009 to present): Corridor Investors, LLC; Portfolio Manager (2010 to present): Viking Fund Management, LLC; Director (1987 to 2007) and CEO (2001 to 2007): Integrity Mutual Funds, Inc.; Director, President, and Treasurer (1988 to 2007): Integrity Money Management, Inc.; Director, President, and Treasurer (1989 to 2007): Integrity Fund Services, Inc.; Director, CEO, Chairman (2002 to 2007): Capital Financial Services, Inc.; President and Interim President: ND Tax‑Free Fund, Inc. (1989 to 2007 and 2008 to 2009), Montana Tax‑Free Fund, Inc. (1993 to 2007 and 2008 to 2009), Integrity Managed Portfolios (1996 to 2007 and 2008 to 2009), The Integrity Funds (2003 to 2007 and 2008 to 2009), and Integrity Fund of Funds, Inc. (1995 to 2007 and 2008 to 2009); Director and Chairman: Montana Tax‑Free Fund, Inc. (1993 to 2009), ND Tax‑Free Fund, Inc. (1988 to 2009), and Integrity Fund of Funds, Inc. (1994 to present); Trustee and Chairman (1996 to present): Integrity Managed Portfolios; Trustee and Chairman: The Integrity Funds (2003 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Minot Park Board

(1)

Trustee who is an "interested person" of the Funds as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Mr. Walstad is an interested person by virtue of being an Officer of the Funds and ownership in Corridor Investors the parent company of Viking Fund Management, Integrity Fund Services and Integrity Funds Distributor.

The SAI contains more information about the Fund's Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

OTHER OFFICERS
Name, Position with Trust, Date of Birth, and Date Service Began	Principal Occupations for Past Five Years and Directorships Held During Past Five Years
Shannon D. Radke President Birth date: September 7, 1966 Began serving: August 2009

Principal occupation(s): Governor, CEO and President (2009 to present): Corridor Investors, LLC; Governor and President (1998 to present): Viking Fund Management, LLC; Governor and President (2009 to present): Integrity Fund Services, LLC and Integrity Funds Distributor, LLC; President (1999 to 2009): Viking Fund Distributors, LLC; Treasurer and Trustee (1999 to 2009) and President (1999 to present): Viking Mutual Funds; President (2009 to present): Integrity Fund of Funds, Inc., The Integrity Funds and Integrity Managed Portfolios

Other Directorships Held: Minot Chamber of Commerce

Peter A. Quist Vice President Birth date: February 23, 1934 Began serving: January 1996

Principal occupation(s): Governor (2009 to present): Corridor Investors, LLC; Attorney (inactive); Vice President and Director (1988 to 2009): Integrity Mutual Funds, Inc.; Director, Vice President, and Secretary: Integrity Money Management, Inc. (1988 to 2009), Integrity Fund Services, Inc. (1989 to 2009), and Integrity Funds Distributor, Inc. (1996 to 2009); Director, Vice President, and Secretary: ND Tax-Free Fund, Inc. (1988 to 2009) and Montana Tax‑Free Fund, Inc. (1993 to 2009); Director (1994 to 2009), Secretary (1994 to 2009), and Vice President (1994 to present): Integrity Fund of Funds, Inc.; Secretary (1996 to 2009) and Vice President (1996 to present): Integrity Managed Portfolios; Secretary (2003 to 2009) and Vice President (2003 to present): The Integrity Funds; and Vice President (2009 to present): Viking Mutual Funds

Other Directorships Held: Not applicable

Adam C. Forthun Treasurer Birth date: June 30, 1976 Began serving: May 2008

Principal occupation(s): Fund Accounting Supervisor (2005 to 2008), Fund Accounting Manager (2008 to present): Integrity Fund Services, LLC; Treasurer: ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (2008 to 2009), Integrity Fund of Funds, Inc., Integrity Managed Portfolios and The Integrity Funds (2008 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Not applicable

Brent M. Wheeler Secretary and Mutual Fund Chief Compliance Officer Birth date: October 9, 1970 Began serving: MF CCO: October 2005 Secretary: October 2009

Principal occupation(s): Mutual Fund Chief Compliance Officer: ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (2005 to 2009), Integrity Managed Portfolios, The Integrity Funds, and Integrity Fund of Funds, Inc. (2005 to present), and Viking Mutual Funds (2009 to present); Secretary (2009 to present): Integrity Managed Portfolios, The Integrity Funds, Integrity Fund of Funds, Inc., and Viking Mutual Funds

Other Directorships Held: Not applicable

The SAI contains more information about the Funds' Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

PRIVACY POLICY

Rev. 12/2010

FACTS	WHAT DOES INTEGRITY VIKING FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	•	Social Security number, name, address
	•	Account balance, transaction history, account transactions
	•	Investment experience, wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Integrity Viking Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Integrity Viking Funds share?	Can you limit this sharing?
For our everyday business purposes- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes- information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes- information about your creditworthiness	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?	Call 1-800-601-5593 or go to www.integrityvikingfunds.com

PRIVACY POLICY (Continued)

Who we are
Who is providing this notice?	Integrity Viking Funds (a family of investment companies)

What we do
How does Integrity Viking Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We

	•	train employees on privacy, information security and protection of client information.
	•	limit access to nonpublic personal information to those employees requiring such information in performing their job functions.
How does Integrity Viking Funds collect my personal information?	We collect your personal information, for example, when you:
	•	open an account or seek financial or tax advice
	•	provide account information or give us your contact information
	•	make a wire transfer

We also collect your personal information from other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only:
	•	sharing for affiliates' everyday business purposes-information about your creditworthiness
	•	affiliates from using your information to market to you
	•	sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies
	•	The Integrity Funds
	•	Viking Mutual Funds
	•	Integrity Managed Portfolios
	•	Integrity Fund of Funds, Inc.
	•	Corridor Investors, LLC
	•	Viking Fund Management, LLC
	•	Integrity Funds Distributor, LLC
	•	Integrity Fund Services, LLC
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. Integrity Viking Funds does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Integrity Viking Funds doesn't jointly market.

Integrity Viking Funds includes:

•	The Integrity Funds
•	Viking Mutual Funds
•	Integrity Managed Portfolios
•	Integrity Fund of Funds, Inc.

PROXY VOTING OF FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in each Fund's portfolio is available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through the Funds' website at www.integrityvikingfunds.com. The information is also available from the Electronic Data Gathering Analysis and Retrieval ("EDGAR") database on the website of the Securities and Exchange Commission ("SEC") at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Funds provide a complete schedule of portfolio holdings in their semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Funds. The Funds also file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov. The Funds' Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090. You may also access this information from the Funds' website at www.integrityvikingfunds.com.

SHAREHOLDER INQUIRIES AND MAILINGS

Direct inquiries regarding the Funds to: Integrity Funds Distributor, LLC PO Box 500 Minot, ND 58702 Phone: 800-276-1262	Direct inquiries regarding account information to: Integrity Fund Services, LLC PO Box 759 Minot, ND 58702 Phone: 800-601-5593

To reduce their expenses, the Funds may mail only one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents, please call Integrity Funds Distributor at 800-276-1262 or contact your financial institution. Integrity Funds Distributor will begin sending you individual copies 30 days after receiving your request.

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Equity Funds
Williston Basin/Mid-North America Stock Fund
Integrity Dividend Harvest Fund
Integrity Growth & Income Fund

Corporate Bond Fund
Integrity High Income Fund

Specialty Fund
Integrity Fund of Funds

State-Specific Tax-Exempt Bond Funds
Viking Tax-Free Fund for North Dakota
Viking Tax-Free Fund for Montana
Kansas Municipal Fund
Kansas Insured Intermediate Fund
Maine Municipal Fund
Nebraska Municipal Fund
New Hampshire Municipal Fund
Oklahoma Municipal Fund

Integrity Viking Funds are sold by prospectus only. An investor should consider the investment objectives, risks, and charges and expenses of the investment company carefully before investing. The prospectus contains this and other information about the investment company. You may obtain a prospectus at no cost from your financial adviser or at www.integrityvikingfunds.com. Please read the prospectus carefully before investing.

Item 2. CODE OF ETHICS.

At the end of the period covered by this report, the registrant has adopted a code of ethics as defined in Item 2 of Form N-CSR that applies to the registrant's principal executive officer and principal financial officer (herein referred to as the "Code"). There were no amendments to the Code during the period covered by this report. The registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period of this report. The Code is available on the Integrity Viking Funds website at http://www.integrityvikingfunds.com. A copy of the Code is also available, without charge, upon request by calling 800-601-5593. The Code is filed herewith pursuant to Item 12(a)(1) as EX-99.CODE ETH.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that Jerry Stai is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Stai is "independent" for purposes of Item 3 of Form N-CSR.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by Cohen Fund Audit Services, Ltd. ("Cohen"), the principal accountants for the audit of the registrant's annual financial statements, for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $45,600 for the year ended July 31, 2012 and $51,000 for the year ended July 29, 2011.

(b)

Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by Cohen that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for the year ended July 31, 2012 and $0 for the year ended July 29, 2011.

(c)

Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by Cohen and Brady, Martz & Associates, P.C. ("Brady, Martz")for tax compliance, tax advice, and tax planning were $15,000 for the year ended July 31, 2012 (by Cohen) and $6,180 for the year ended July 29, 2011 (by Brady, Martz). Such services included review of excise distribution calculations (if applicable), preparation of the Trust's federal, state, and excise tax returns, tax services related to mergers, and routine counseling.

(d)

All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by Cohen and Brady, Martz, other than the services reported in paragraphs (a) through (c) of this Item: None.

(e)	(1)	Audit Committee Pre-Approval Policies and Procedures

The registrant's audit committee has adopted policies and procedures that require the audit committee to pre-approve all audit and non-audit services provided to the registrant by the principal accountant.

	(2)	Percentage of services referred to in 4(b) through 4(d) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

0% of the services described in paragraphs (b) through (d) of Item 4 were not pre-approved by the audit committee.

(f)	All services performed on the engagement to audit the registrant's financial statements for the most recent fiscal year-end were performed by Cohen's full-time permanent employees.

(g)	Non-Audit Fees: None.

(h)

Principal Accountant's Independence: The registrant's auditor did not provide any non-audit services to the registrant's investment adviser or any entity controlling, controlled by, or controlled with the registrant's investment adviser that provides ongoing services to the registrant.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

Item 6. INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees in the last fiscal half year.

Item 11. CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant's principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS.

(a)	(1)	Code of ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99. CODE ETH.

	(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act (17 CFR 270.30a-2) is filed and attached hereto as EX-99. CERT.

	(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Integrity Managed Portfolios

By: /s/ Shannon D. Radke
Shannon D. Radke
President

September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

September 28, 2012

By: /s/ Adam Forthun
Adam Forthun
Treasurer

September 28, 2012